Schedule of Investments Dividend Growth Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 96.4%
Aerospace & Defense 1.8%
General Dynamics Corp.	5,900	$1,072
Auto Components 2.3%
Aptiv PLC	14,500	1,361
Banks 7.0%
Citigroup, Inc.	18,100	1,360
Comerica, Inc.	16,800	1,183
JPMorgan Chase & Co.	12,100	1,594
		4,137
Beverages 1.5%
Coca-Cola Co.	16,300	870
Biotechnology 2.2%
Gilead Sciences, Inc.	19,100	1,284
Capital Markets 3.4%
Morgan Stanley	27,100	1,341
Virtu Financial, Inc. Class A	39,500	656
		1,997
Diversified Consumer Services 1.6%
Service Corp. International	21,800	960
Diversified Financial Services 2.5%
AXA Equitable Holdings, Inc.	59,000	1,460
Electronic Equipment, Instruments & Components 3.5%
Amphenol Corp. Class A	9,100	947
Corning, Inc.	38,200	1,109
		2,056
Entertainment 3.1%
Viacom, Inc. Class B	37,000	890
Walt Disney Co.	6,200	940
		1,830
Equity Real Estate Investment Trusts 4.6%
American Tower Corp.	5,650	1,209
Equinix, Inc.	2,680	1,519
		2,728
Food & Staples Retailing 2.3%
Walmart, Inc.	11,300	1,346
Food Products 1.9%
Mondelez International, Inc. Class A	20,750	1,090
Health Care Equipment & Supplies 1.9%
STERIS PLC	7,200	1,088
Hotels, Restaurants & Leisure 2.2%
MGM Resorts International	40,000	1,278
Industrial Conglomerates 2.1%
Honeywell International, Inc.	7,000	1,250

Insurance 4.1%
Aon PLC	5,800	1,181
Hartford Financial Services Group, Inc.	19,900	1,231
		2,412
IT Services 5.8%
Automatic Data Processing, Inc.	8,200	1,401
Fidelity National Information Services, Inc.	6,300	870
InterXion Holding NV *	13,700	1,165
		3,436
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	11,000	889
Machinery 1.1%
Caterpillar, Inc.	4,300	622
Media 2.0%
Comcast Corp. Class A	26,500	1,170
Metals & Mining 4.6%
First Quantum Minerals Ltd.	150,200	1,374
Wheaton Precious Metals Corp.	47,400	1,310
		2,684
Multi-Utilities 2.4%
Sempra Energy	9,500	1,399
Oil, Gas & Consumable Fuels 7.1%
Brigham Minerals, Inc. Class A	53,700	1,040
Devon Energy Corp.	46,500	1,018
EOG Resources, Inc.	12,900	914
Suncor Energy, Inc.	39,100	1,228
		4,200
Pharmaceuticals 7.1%
AstraZeneca PLC ADR	29,500	1,430
Bristol-Myers Squibb Co.	27,800	1,583
Novartis AG ADR	12,700	1,172
		4,185
Semiconductors & Semiconductor Equipment 7.7%
Applied Materials, Inc.	22,000	1,274
ASML Holding NV	4,500	1,218
Maxim Integrated Products, Inc.	16,600	941
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,600	1,093
		4,526
Software 3.0%
Microsoft Corp.	11,700	1,771
Specialty Retail 1.5%
Home Depot, Inc.	4,000	882

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	5,975	1,597
Tobacco 1.9%
Philip Morris International, Inc.	13,200	1,095
Total Common Stocks (Cost $47,470)		56,675
Short-Term Investments 3.6%
Investment Companies 3.6%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (a) (Cost $2,082)	2,081,611	2,082
Total Investments 100.0% (Cost $49,552)		58,757
Other Assets Less Liabilities 0.0%(b)		25
Net Assets 100.0%		58,782

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2019.
(b)	Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$56,675	$—	$—	$56,675
Short-Term Investments	—	2,082	—	2,082
Total Investments	$56,675	$2,082	$—	$58,757

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 97.2%
Australia 1.0%
Rio Tinto PLC	254,496	$13,829
Brazil 6.8%
Atacadao SA	2,605,900	11,565
B3 SA - Brasil Bolsa Balcao	1,971,341	22,195
BK Brasil Operacao e Assessoria a Restaurantes SA	2,329,467	9,162
Energisa SA	1,705,731	18,504
Itau Unibanco Holding SA, Preference Shares	1,779,100	14,607
Localiza Rent a Car SA	649,200	6,898
Pagseguro Digital Ltd. Class A *	300,497	10,199
		93,130
Canada 0.7%
Parex Resources, Inc. *	623,468	9,223
China 28.6%
3SBio, Inc. *(a)	5,757,500	8,311
A-Living Services Co. Ltd., H Shares (a)	4,117,750	13,282
Alibaba Group Holding Ltd. ADR *	194,452	38,890
Budweiser Brewing Co. APAC Ltd. *(a)	1,500,634	5,348
China Everbright International Ltd.	13,472,900	10,189
China Mobile Ltd.	3,648,000	27,495
CNOOC Ltd.	10,145,600	14,723
Huatai Securities Co. Ltd., H Shares (a)	9,567,400	14,349
Industrial & Commercial Bank of China Ltd., H Shares	36,672,400	26,141
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	494,500	6,910
Midea Real Estate Holding Ltd. (a)	552,634	1,370
Momo, Inc. ADR	393,530	14,730
NARI Technology Co. Ltd., Class A	3,948,723	12,903
Ping An Insurance Group Co. of China Ltd., H Shares	3,195,000	36,203
Prosus NV *	133,059	9,070
Sinopharm Group Co. Ltd., H Shares	2,442,416	8,065
Sunny Optical Technology Group Co. Ltd.	1,465,200	24,014
Suofeiya Home Collection Co. Ltd., Class A	3,538,900	8,824
Tencent Holdings Ltd.	1,615,900	68,492
Trip.com Group Ltd. ADR *	439,408	14,606
Weibo Corp. ADR *(b)	215,938	9,244
Zhejiang Huace Film & TV Co. Ltd., Class A	2,879,804	2,541
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	2,407,800	8,228
ZTO Express Cayman, Inc. ADR	331,436	7,053
		390,981
Czech Republic 0.7%
Moneta Money Bank A/S (a)	2,952,191	9,804
Hong Kong 3.2%
ASM Pacific Technology Ltd.	1,089,200	14,220
China Gas Holdings Ltd.	2,600,600	9,667
Haier Electronics Group Co. Ltd.	1,582,100	4,396
Hang Lung Properties Ltd.	1,642,000	3,365
Link REIT	1,167,674	11,933
		43,581
Hungary 0.7%
Richter Gedeon Nyrt	506,190	9,698
India 9.0%
Bandhan Bank Ltd. (a)	922,846	7,438
HDFC Bank Ltd.	1,135,314	20,178
Housing Development Finance Corp. Ltd.	466,488	14,930
ICICI Bank Ltd.	3,405,307	24,328
JM Financial Ltd.	1,696,712	2,124
Mahindra & Mahindra Ltd.	878,739	6,488
Metropolis Healthcare Ltd. *(a)	236,052	4,585
National Stock Exchange *(c)(d)(h)	1,063,830	13,775
Power Grid Corp. of India Ltd.	5,217,123	14,080
Reliance Industries Ltd.	720,195	15,591
		123,517
Indonesia 1.5%
PT Astra International Tbk	5,805,955	2,675
PT Bank Rakyat Indonesia Persero Tbk	26,585,331	7,709
PT Map Aktif Adiperkasa *	12,878,200	5,022
PT Telekomunikasi Indonesia Persero Tbk	18,623,500	5,189
		20,595
Korea 14.3%
Com2uS Corp.	111,773	9,539
DB Insurance Co. Ltd.	242,146	11,419
LG Chem Ltd.	52,952	13,741
Medy-Tox, Inc.	36,239	9,275
NAVER Corp.	83,796	12,203
Orion Corp.	147,760	12,885
Samsung Electronics Co. Ltd.	1,491,515	63,517
SK Hynix, Inc.	273,090	18,705
SK Telecom Co. Ltd.	62,151	12,944
Woongjin Coway Co. Ltd.	239,940	18,201
Woori Financial Group, Inc.	1,302,413	12,901
		195,330
Malaysia 0.6%
Inari Amertron Bhd	19,677,125	8,575
Mexico 2.6%
Alsea SAB de CV *	3,049,994	8,246
Fomento Economico Mexicano SAB de CV	1,860,044	16,849
Grupo Financiero Banorte SAB de CV, O Shares	2,113,777	11,098
		36,193
Peru 1.4%
Credicorp Ltd.	87,528	18,485
Philippines 1.7%
Ayala Corp.	244,480	3,878
GT Capital Holdings, Inc.	371,794	6,545
Metropolitan Bank & Trust Co.	9,757,758	12,721
		23,144
Poland 2.2%
Dino Polska SA *(a)	462,424	15,962
Powszechny Zaklad Ubezpieczen SA	1,421,837	14,049
		30,011
Russia 6.6%
Detsky Mir PJSC (a)(c)	4,126,758	6,069
LUKOIL PJSC ADR	60,279	5,743
LUKOIL PJSC ADR	262,580	25,040
Sberbank of Russia PJSC (c)	2,741,161	9,969
TCS Group Holding PLC (c)(e)	404,251	7,438
X5 Retail Group NV GDR (a)	264,091	8,768
Yandex NV Class A *	659,756	27,690
		90,717
South Africa 3.7%
Bid Corp. Ltd.	609,259	13,410
FirstRand Ltd.	2,790,227	11,920
JSE Ltd.	662,695	5,561
Naspers Ltd., N Shares	133,059	19,016
		49,907
Taiwan 9.4%
Accton Technology Corp.	2,401,600	12,516
Chilisin Electronics Corp.	1,285,000	4,068
Elite Material Co. Ltd.	1,682,100	6,726
eMemory Technology, Inc.	642,400	6,695

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

	Number of Shares	Value (000's)
LandMark Optoelectronics Corp.	723,000	$6,019
Makalot Industrial Co. Ltd.	1,178,750	5,872
Parade Technologies Ltd.	683,000	13,409
Taiwan Semiconductor Manufacturing Co. Ltd.	6,346,839	63,447
Uni-President Enterprises Corp.	4,430,000	10,527
		129,279
Thailand 1.5%
CP ALL PCL (c)	7,110,500	17,884
PTT Exploration & Production PCL (c)	802,400	3,186
		21,070
Turkey 0.7%
Mavi Giyim Sanayi Ve Ticaret A/S Class B *(a)	460,345	3,626
Sok Marketler Ticaret A/S *	3,423,148	5,895
		9,521
United Arab Emirates 0.3%
Network International Holdings PLC *(a)	468,779	3,511
Total Common Stocks (Cost $1,197,399)		1,330,101
Short-Term Investments 3.4%
Investment Companies 3.4%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (f)	39,266,845	39,267
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (f)(g)	7,389,003	7,389
Total Short-Term Investments (Cost $46,656)		46,656
Total Investments 100.6% (Cost $1,244,055)		1,376,757
Liabilities Less Other Assets (0.6)%		(8,182)
Net Assets 100.0%		$1,368,575

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2019 amounted to approximately $102,423,000, which represents 7.5% of net assets of the Fund.
(b)	The security or a portion of this security is on loan at November 30, 2019. Total value of all such securities at November 30, 2019 amounted to approximately $7,108,000 for the Fund.
(c)	Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to approximately $58,321,000, which represents 4.3% of net assets of the Fund.
(d)	Value determined using significant unobservable inputs.
(e)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2019, these securities amounted to approximately $7,438,000, which represents 0.5% of net assets of the Fund.
(f)	Represents 7-day effective yield as of November 30, 2019.
(g)	Represents investment of cash collateral received from securities lending.
(h)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At November 30, 2019, this security amounted to approximately $13,775,000, which represents 1.0% of net assets of the Fund.

Restricted Security (000’s omitted)	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 11/30/2019	Fair Value Percentage of Net Assets as of 11/30/2019
National Stock Exchange	4/13/2018	$15,536	1.1%	$13,775	1.0%
Total		$15,536	1.1%	$13,775	1.0%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value (000’s omitted)	Percentage of Net Assets
Banks	$182,817	13.4%
Interactive Media & Services	132,359	9.7%
Semiconductors & Semiconductor Equipment	122,495	8.9%
Internet & Direct Marketing Retail	81,582	6.0%
Oil, Gas & Consumable Fuels	73,506	5.4%
Food & Staples Retailing	73,484	5.4%
Technology Hardware, Storage & Peripherals	63,517	4.6%
Insurance	61,671	4.5%
Capital Markets	58,004	4.2%
Electronic Equipment, Instruments & Components	43,383	3.2%
Wireless Telecommunication Services	40,439	2.9%
Electric Utilities	32,584	2.4%
Household Durables	31,421	2.3%
Beverages	29,107	2.1%
Commercial Services & Supplies	23,471	1.7%
Food Products	23,412	1.7%
Electrical Equipment	21,131	1.5%
Biotechnology	17,586	1.3%
Hotels, Restaurants & Leisure	17,408	1.3%
Thrifts & Mortgage Finance	14,930	1.1%
Metals & Mining	13,829	1.0%
Chemicals	13,741	1.0%
IT Services	13,710	1.0%
Health Care Providers & Services	12,650	0.9%
Communications Equipment	12,516	0.9%
Entertainment	12,080	0.9%
Equity Real Estate Investment Trusts	11,933	0.9%
Diversified Financial Services	11,920	0.9%
Specialty Retail	11,091	0.8%
Industrial Conglomerates	10,423	0.8%
Pharmaceuticals	9,698	0.7%
Gas Utilities	9,667	0.7%
Textiles, Apparel & Luxury Goods	9,498	0.7%
Automobiles	9,163	0.7%
Air Freight & Logistics	7,053	0.5%
Road & Rail	6,898	0.5%
Diversified Telecommunication Services	5,189	0.4%
Real Estate Management & Development	4,735	0.3%
Short-Term Investments and Other Liabilities-Net	38,474	2.8%
	$1,368,575	100.0%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
India	$109,742	$—	$13,775	$123,517
Russia	67,241	23,476	—	90,717
Thailand	—	21,070	—	21,070
Other Common Stocks(a)	1,094,797	—	—	1,094,797
Total Common Stocks	1,271,780	44,546	13,775	1,330,101
Short-Term Investments	—	46,656	—	46,656
Total Investments	$1,271,780	$91,202	$13,775	$1,376,757

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2019
Investments in Securities: (000's omitted)
Common Stocks
India	$13,839	$—	$—	$(64)	$—	$—	$—	$—	$13,775	$(64)
Total	$13,839	$—	$—	$(64)	$—	$—	$—	$—	$13,775	$(64)

The following table presents additional information about the valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2019:

Asset class	Fair value at 11/30/2019	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input(c)
Common Stocks	$13,775,106	Market Approach	Adjusted Transaction Price	$12.95	$12.95	Increase

(c)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 90.5%

Aerospace & Defense 2.2%
Lockheed Martin Corp.	83,700	$32,729

Banks 6.3%
Citigroup, Inc.	432,700	32,504
Comerica, Inc.	195,250	13,748
JPMorgan Chase & Co. (a)	374,000	49,278
		95,530
Beverages 2.0%
Coca-Cola Co.	568,000	30,331

Biotechnology 1.7%
Gilead Sciences, Inc.	371,000	24,946

Capital Markets 1.0%
Virtu Financial, Inc. Class A	925,000	15,355

Chemicals 1.7%
Nutrien Ltd.	551,000	26,128

Communications Equipment 1.9%
Cisco Systems, Inc. (a)	619,000	28,047

Construction & Engineering 1.4%
Ferrovial SA	733,000	21,763

Distributors 1.0%
Genuine Parts Co.	148,300	15,478

Diversified Telecommunication Services 2.7%
TELUS Corp.	250,000	9,439
Verizon Communications, Inc.	515,000	31,023
		40,462
Electric Utilities 5.0%
Evergy, Inc.	345,000	21,828
NextEra Energy, Inc.	232,000	54,246
		76,074

Electrical Equipment 1.2%
Eaton Corp. PLC	190,000	17,575

Energy Equipment & Services 1.5%
Schlumberger Ltd.	619,300	22,419

Equity Real Estate Investment Trusts 12.1%
Alexandria Real Estate Equities, Inc.	182,000	29,579
Americold Realty Trust	453,400	17,057
Camden Property Trust	81,000	9,036
Crown Castle International Corp.	176,000	23,524
Equinix, Inc. (a)	27,800	15,758
Equity LifeStyle Properties, Inc.	310,000	22,965
Outfront Media, Inc.	550,000	13,739
STORE Capital Corp.	473,500	19,276
Terreno Realty Corp.	103,300	5,962
Weyerhaeuser Co.	870,900	25,700
		182,596
Food & Staples Retailing 2.2%
Walmart, Inc.	280,000	33,345

Food Products 0.9%
Flowers Foods, Inc.	660,000	14,210

Hotels, Restaurants & Leisure 1.3%
Cracker Barrel Old Country Store, Inc.	132,000	20,294

Insurance 1.2%
Hartford Financial Services Group, Inc.	302,500	18,713

IT Services 2.3%
Paychex, Inc.	399,400	34,396

Machinery 1.5%
Caterpillar, Inc.	160,000	23,157

Media 1.7%
Interpublic Group of Cos., Inc.	1,109,000	24,842

Metals & Mining 1.5%
Rio Tinto PLC ADR	414,450	22,612

Mortgage Real Estate Investment 1.6%
Blackstone Mortgage Trust, Inc. Class A	648,900	23,769

Multi-Utilities 9.1%
Ameren Corp.	205,000	15,238
Dominion Energy, Inc.	407,500	33,867
DTE Energy Co.	266,000	33,234
NiSource, Inc.	994,700	26,310
Sempra Energy	153,000	22,532
WEC Energy Group, Inc.	76,600	6,791
		137,972
Oil, Gas & Consumable Fuels 6.1%
ONEOK, Inc.	314,700	22,359
Pembina Pipeline Corp.	710,000	24,791
Suncor Energy, Inc.	883,500	27,742
Williams Cos., Inc.	785,000	17,835
		92,727
Pharmaceuticals 6.4%
AstraZeneca PLC ADR	772,300	37,441
Bristol-Myers Squibb Co.	546,000	31,090
Johnson & Johnson	207,500	28,529
		97,060
Real Estate Management & Development 0.5%
Kennedy-Wilson Holdings, Inc.	340,000	7,687

Road & Rail 1.5%
Kyushu Railway Co.	372,000	12,660
Union Pacific Corp.	52,000	9,152
		21,812
Semiconductors & Semiconductor Equipment 2.4%
Maxim Integrated Products, Inc.	213,900	12,122
QUALCOMM, Inc.	110,600	9,241
Texas Instruments, Inc.	125,900	15,134
		36,497

Software 1.5%
Microsoft Corp. (a)	146,400	22,162
Specialty Retail 3.2%
Foot Locker, Inc.	533,000	21,347
Home Depot, Inc.	123,500	27,233
		48,580
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA	122,000	9,292
Trading Companies & Distributors 1.6%
Watsco, Inc.	137,000	24,382
Transportation Infrastructure 1.7%
Aena SME SA (b)	81,000	14,876
Sydney Airport	1,771,137	10,998
		25,874
Total Common Stocks (Cost $1,063,507)		1,368,816

	Principal Amount
Convertible Bonds 9.0%

Banks 0.1%
Hope Bancorp, Inc., 2.00%, due 5/15/2038	$940,000	881

Biotechnology 0.3%
BioMarin Pharmaceutical, Inc., 0.60%, due 8/1/2024	4,565,000	4,696

Electronic Equipment, Instruments & Components 1.0%
Vishay Intertechnology, Inc., 2.25%, due 6/15/2025	16,000,000	15,629

Independent Power and Renewable Electricity Producers 1.1%
NextEra Energy Partners L.P., 1.50%, due 9/15/2020(c)	16,535,000	17,276

Machinery 0.2%
Fortive Corp., 0.88%, due 2/15/2022(c)	2,300,000	2,262

Media 1.6%
Liberty Media Corp.
2.13%, due 3/31/2048(c)	11,700,000	12,091
2.75%, due 12/1/2049(c)	11,230,000	11,466
		23,557
Metals & Mining 0.9%
Endeavour Mining Corp., 3.00%, due 2/15/2023(c)	13,765,000	14,281

Oil, Gas & Consumable Fuels 0.5%
Golar LNG Ltd., 2.75%, due 2/15/2022	8,950,000	7,806

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

	Principal Amount	Value (000's)
Semiconductors & Semiconductor Equipment 0.1%
Rambus, Inc., 1.38%, due 2/1/2023	$1,378,000	$1,370

Software 3.2%
DocuSign, Inc., 0.50%, due 9/15/2023	925,000	1,125
Envestnet, Inc., 1.75%, due 6/1/2023	5,000,000	6,066
Guidewire Software, Inc., 1.25%, due 3/15/2025	9,000,000	11,251
SailPoint Technologies Holding, Inc., 0.13%, due 9/15/2024(c)	14,465,000	15,923
Splunk, Inc., 0.50%, due 9/15/2023	4,620,000	5,543
Verint Systems, Inc., 1.50%, due 6/1/2021	8,700,000	8,922
		48,830
Total Convertible Bonds (Cost $128,578)		136,588

	Number of Shares
Short-Term Investments 0.2%
Investment Companies 0.2%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (d)(e) (Cost $3,193)	3,193,183	3,193

Total Investments 99.7% (Cost $1,195,278)		1,508,597
Other Assets Less Liabilities 0.3%(f)		4,337
Net Assets 100.0%		$1,512,934

(a)   All or a portion of the security is pledged as collateral for options written.

(b)   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2019 amounted to approximately $14,876,000, which represents 1.0% of net assets of the Fund.

(c)   Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2019, these securities amounted to approximately $73,299,000, which represents 4.8% of net assets of the Fund.

(d)   Represents 7-day effective yield as of November 30, 2019.

(e)   All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $3,193,000.

(f)    Includes the impact of the Fund's open positions in derivatives at November 30, 2019.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At November 30, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Aerospace & Defense
Lockheed Martin Corp.	7	$(273,721)	$370	12/20/2019	$(15,855)
Lockheed Martin Corp.	100	(3,910,300)	390	1/17/2020	(98,000)
Lockheed Martin Corp.	100	(3,910,300)	430	3/20/2020	(23,750)
					(137,605)
Banks
Citigroup, Inc.	200	(1,502,400)	82.5	3/20/2020	(21,700)
Citigroup, Inc.	200	(1,502,400)	85	6/19/2020	(33,900)
JPMorgan Chase & Co.	150	(1,976,400)	145	6/19/2020	(42,375)
JPMorgan Chase & Co.	150	(1,976,400)	160	9/18/2020	(20,175)
					(118,150)
Electric Utilities
NextEra Energy, Inc.	150	(3,507,300)	220	1/17/2020	(238,500)
NextEra Energy, Inc.	150	(3,507,300)	240	3/20/2020	(90,000)
NextEra Energy, Inc.	150	(3,507,300)	260	6/19/2020	(47,250)
					(375,750)
Equity Real Estate Investment Trusts
Alexandria Real Estate Equities, Inc.	150	(2,437,800)	175	4/17/2020	(23,250)
Alexandria Real Estate Equities, Inc.	200	(3,250,400)	185	7/17/2020	(24,500)
Equity LifeStyle Properties, Inc.	300	(2,222,400)	72.5	2/21/2020	(97,500)
					(145,250)
Food & Staples Retailing
Walmart, Inc.	150	(1,786,350)	115	12/20/2019	(64,500)
Walmart, Inc.	150	(1,786,350)	120	12/20/2019	(16,725)
Walmart, Inc.	150	(1,786,350)	130	3/20/2020	(16,950)
					(98,175)
Insurance
Hartford Financial Services Group, Inc.	125	(773,250)	60	12/20/2019	(28,438)
Hartford Financial Services Group, Inc.	150	(927,900)	60	1/17/2020	(41,700)
					(70,138)
IT Services
Paychex, Inc.	250	(2,153,000)	95	6/19/2020	(28,125)

Multi-Utilities
Sempra Energy	200	(2,945,400)	145	1/17/2020	(84,000)

Pharmaceuticals
Bristol-Myers Squibb Co.	250	(1,423,500)	65	6/19/2020	(30,125)

Software
Microsoft Corp.	200	(3,027,600)	150	1/17/2020	(96,500)
Microsoft Corp.	100	(1,513,800)	160	3/20/2020	(32,750)
Microsoft Corp.	100	(1,513,800)	170	4/17/2020	(15,500)
Microsoft Corp.	100	(1,513,800)	180	6/19/2020	(14,100)
					(158,850)
Specialty Retail
Home Depot, Inc.	150	(3,307,650)	240	2/21/2020	(27,975)

Trading Companies & Distributors
Watsco, Inc.	10	(177,970)	210	5/15/2020	(1,225)
Total options written (premium received $690,250)					$(1,275,368)

At November 30, 2019, the Fund had securities pledged in the amount of $31,560,126 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,368,816	$—	$—	$1,368,816
Convertible Bonds(a)	—	136,588	—	136,588
Short-Term Investments	—	3,193	—	3,193
Total Investments	$1,368,816	$139,781	$—	$1,508,597

(a)   The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(1,275)	$—	$—	$(1,275)
Total	$(1,275)	$—	$—	$(1,275)

^     A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 94.5%
Aerospace & Defense 0.5%
Safran SA	22,100	$3,614
Auto Components 1.3%
Aptiv PLC	100,000	9,388
Banks 5.6%
Comerica, Inc.	187,200	13,181
First Republic Bank	108,000	11,869
JPMorgan Chase & Co.	111,000	14,625
		39,675
Biotechnology 4.2%
Alexion Pharmaceuticals, Inc. *	60,000	6,836
Gilead Sciences, Inc.	340,000	22,862
		29,698
Building Products 1.6%
Johnson Controls International PLC	271,000	11,607
Capital Markets 8.0%
Blackstone Group, Inc. Class A	154,000	8,350
Brookfield Asset Management, Inc. Class A	389,700	22,762
Morgan Stanley	232,000	11,479
S&P Global, Inc.	54,500	14,424
		57,015
Chemicals 4.2%
Ashland Global Holdings, Inc.	118,000	8,461
Linde PLC	105,200	21,692
		30,153
Commercial Services 0.4%
LegalZoom.com, Inc. *(a)(b)(e)	286,288	2,820
Communications Equipment 1.6%
Motorola Solutions, Inc.	69,900	11,694
Distributors 3.8%
LKQ Corp. *	770,000	27,166
Electric Utilities 2.0%
NextEra Energy, Inc.	60,000	14,029
Electronic Equipment, Instruments & Components 2.0%
Keysight Technologies, Inc. *	133,800	14,321
Entertainment 2.5%
Activision Blizzard, Inc.	330,600	18,127
Food Products 2.9%
Mondelez International, Inc. Class A	396,500	20,832
Health Care Equipment & Supplies 2.3%
Zimmer Biomet Holdings, Inc.	115,400	16,765

Health Care Providers & Services 3.8%
Cigna Corp.	134,000	26,789
Insurance 1.6%
Athene Holding Ltd. Class A *	164,900	7,424
Hartford Financial Services Group, Inc.	60,100	3,718
		11,142
Interactive Media & Services 1.6%
Alphabet, Inc. Class A *	8,700	11,345
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc. *	11,900	21,429
IT Services 7.9%
Fidelity National Information Services, Inc.	147,663	20,400
Visa, Inc. Class A	117,900	21,754
WEX, Inc. *	69,300	13,938
		56,092
Oil, Gas & Consumable Fuels 1.9%
Cabot Oil & Gas Corp.	430,800	6,867
Concho Resources, Inc.	52,500	3,810
WPX Energy, Inc. *	310,300	3,053
		13,730
Personal Products 0.4%
Shiseido Co. Ltd.	45,000	3,250
Pharmaceuticals 1.9%
Pfizer, Inc.	353,500	13,617
Professional Services 2.1%
IHS Markit Ltd. *	201,800	14,661
Road & Rail 2.5%
Union Pacific Corp.	101,500	17,863
Semiconductors & Semiconductor Equipment 6.1%
Analog Devices, Inc.	193,000	21,799
ASML Holding NV	81,300	22,002
		43,801
Software 7.2%
ANSYS, Inc. *	62,800	15,994
Microsoft Corp.	148,000	22,404
ServiceNow, Inc. *	43,600	12,341
		50,739
Specialty Retail 2.7%
Home Depot, Inc.	44,400	9,791
Tiffany & Co.	69,022	9,235
		19,026
Technology Hardware, Storage & Peripherals 0.9%
Western Digital Corp.	127,800	6,432

Textiles, Apparel & Luxury Goods 3.5%
LVMH Moet Hennessy Louis Vuitton SE	8,300	3,724
NIKE, Inc. Class B	226,800	21,204
		24,928
Trading Companies & Distributors 1.4%
IMCD NV	122,000	10,148
Wireless Telecommunication Services 3.1%
T-Mobile US, Inc. *	277,500	21,798
Total Common Stocks (Cost $579,264)		673,694
Preferred Stocks 0.7%
Food Products 0.7%
Sweetgreen, Inc. Ser. D *(a)(b)(e)	250,000	4,275
Sweetgreen, Inc. Ser. I *(a)(b)(e)	27,151	464
Total Preferred Stocks (Cost $3,464)		4,739

	Number of Units
Preferred Units 0.3%
Software 0.3%
Disco Topco Holdings (Cayman) L.P. *(a)(b)(e) (Cost $2,500)	862,756	2,500
Short-Term Investments 4.5%
Investment Companies 4.5%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.59% (c) (Cost $32,181)	32,180,767	32,181
Total Investments 100.0% (Cost $617,409)		713,114
Liabilities Less Other Assets 0.0%(d)		(167)
Net Assets 100.0%		$712,947

* Non-income producing security.

(a)	Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to approximately $10,059,000, which represents 1.4% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) November 30, 2019

(c)	Represents 7-day effective yield as of November 30, 2019.

(d)	Represents less than 0.05% of net assets of the Fund.

(e)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At November 30, 2019, these securities amounted to approximately $10,059,000, which represents 1.4% of net assets of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 11/30/2019	Fair Value Percentage of Net Assets as of 11/30/2019
LegalZoom.com, Inc.	8/22/2018	$2,820	0.4%	$2,820	0.4%
Disco Topco Holdings (Cayman) L.P. (Preferred Units)	11/13/2019	2,500	0.4%	2,500	0.3%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	3,000	0.4%	4,275	0.6%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	464	0.1%	464	0.1%
Total		$8,764	1.3%	$10,059	1.4%

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$2,820	$2,820
Other Common Stocks(a)	670,874	—	—	670,874
Total Common Stocks	670,874	—	2,820	673,694
Preferred Stocks(a)	—	—	4,739	4,739
Preferred Units(a)	—	—	2,500	2,500
Short-Term Investments	—	32,181	—	32,181
Total Investments	$670,874	$32,181	$10,059	$713,114

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2019
Investments in Securities: (000’s omitted)
Common Stocks
Commercial Services	$2,820	$—	$—	$—	$—	$—	$—	$—	$2,820	$—
Preferred Stocks
Food Products	3,000	—	—	1,275	464	—	—	—	4,739	1,275
Preferred Units
Software	—	—	—	—	2,500	—	—		2,500	—
Total	$5,820	$—	$—	$1,275	$2,964	$—	$—	$—	$10,059	$1,275

The following table presents additional information about the valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2019:

Asset class	Fair value at 11/30/2019	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input(c)
Common Stocks	$2,819,507	Market Approach	Adjusted Transaction Price	$9.85	$9.85	Increase
Preferred Stocks	4,275,000	Market Approach	Transaction Price	12.00 - 17.10	17.10	Increase
Preferred Stocks	464,282	Market Approach	Transaction Price	17.10	17.10	Increase
Preferred Units	2,499,999	Market Approach	Transaction Price	2.90	2.90	Increase

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

(c)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 98.9%
Aerospace & Defense 0.3%
Astronics Corp. *	900,807	$26,259
Air Freight & Logistics 0.6%
Forward Air Corp.	830,394	58,152
Airlines 0.7%
Allegiant Travel Co.	421,699	71,575
Auto Components 2.3%
Fox Factory Holding Corp. *(a)	2,228,381	146,917
LCI Industries	932,326	99,256
		246,173
Banks 11.0%
Bank of Hawaii Corp.	1,671,857	150,651
Bank OZK	2,223,108	65,982
BOK Financial Corp.	951,688	79,313
Columbia Banking System, Inc.	2,281,499	89,161
Community Bank System, Inc.	1,523,662	103,380
Cullen/Frost Bankers, Inc.	1,209,768	113,186
CVB Financial Corp.	4,863,757	103,890
First Financial Bankshares, Inc.	3,943,875	136,340
First Hawaiian, Inc.	4,524,449	129,128
Glacier Bancorp, Inc.	1,731,424	75,923
Lakeland Financial Corp.	716,134	33,744
Prosperity Bancshares, Inc.	1,031,713	72,478
		1,153,176
Beverages 0.1%
MGP Ingredients, Inc.	256,059	11,681
Biotechnology 1.3%
Abcam PLC	2,044,746	35,305
Emergent BioSolutions, Inc. *	1,744,610	95,709
		131,014
Building Products 1.0%
AAON, Inc.	2,179,854	107,619
Capital Markets 3.7%
Artisan Partners Asset Management, Inc. Class A	1,121,332	33,270
FactSet Research Systems, Inc.	238,020	61,802
Hamilton Lane, Inc. Class A	525,135	30,458
Houlihan Lokey, Inc.	1,104,183	52,636
MarketAxess Holdings, Inc.	528,693	213,497
		391,663
Chemicals 2.4%
Chase Corp. (a)	518,410	60,991
Ingevity Corp. *	608,110	54,918
NewMarket Corp.	114,509	56,564
Quaker Chemical Corp.	516,209	77,034
		249,507
Commercial Services & Supplies 4.0%
IAA, Inc. *	1,232,590	55,873
MSA Safety, Inc.	1,035,958	128,386
Rollins, Inc.	3,257,856	116,794
Tetra Tech, Inc.	594,910	52,525
UniFirst Corp.	299,964	61,868
		415,446
Communications Equipment 1.0%
NetScout Systems, Inc. *(a)	4,242,241	106,905
Construction & Engineering 0.8%
Valmont Industries, Inc.	615,846	88,152
Construction Materials 0.9%
Eagle Materials, Inc.	1,015,859	93,490
Containers & Packaging 1.2%
AptarGroup, Inc.	1,116,329	125,163
Distributors 2.6%
Pool Corp.	1,324,104	273,361
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions, Inc. *	959,235	144,384
Electronic Equipment, Instruments & Components 6.1%
Cognex Corp.	2,002,070	100,464
Littelfuse, Inc.	763,337	138,477
Novanta, Inc. *	1,343,207	125,160
Rogers Corp. *(a)	1,217,541	158,305
Zebra Technologies Corp. Class A *	470,537	118,076
		640,482
Energy Equipment & Services 1.0%
Apergy Corp. *	1,192,565	30,458
Cactus, Inc. Class A	1,364,639	41,199
Pason Systems, Inc.	3,681,861	28,534
		100,191
Food & Staples Retailing 0.2%
Grocery Outlet Holding Corp. *	736,228	24,391
Food Products 1.8%
Calavo Growers, Inc.	386,999	34,516
J & J Snack Foods Corp.	368,495	68,172
Lancaster Colony Corp.	554,525	87,632
		190,320
Health Care Equipment & Supplies 7.8%
Atrion Corp. (a)	116,180	81,872
Cantel Medical Corp.	1,253,899	96,425
Haemonetics Corp. *	1,568,529	189,165
Heska Corp. *	373,092	35,630
IDEXX Laboratories, Inc. *	544,928	137,093
Neogen Corp. *	756,244	50,343
West Pharmaceutical Services, Inc.	1,582,894	232,733
		823,261
Health Care Providers & Services 3.1%
Chemed Corp.	471,860	202,909
National Research Corp.	733,869	47,342
U.S. Physical Therapy, Inc.	625,766	73,127
		323,378
Health Care Technology 0.2%
Simulations Plus, Inc.	560,700	18,739
Hotels, Restaurants & Leisure 0.8%
Texas Roadhouse, Inc.	1,402,079	81,180
Household Products 2.4%
Church & Dwight Co., Inc.	1,745,445	122,600
WD-40 Co.	668,977	129,186
		251,786
Industrial Conglomerates 0.3%
Raven Industries, Inc.	974,168	33,482
Insurance 1.8%
AMERISAFE, Inc. (a)	1,126,250	76,135
RLI Corp.	1,233,766	112,729
		188,864
IT Services 1.3%
Computer Services, Inc.	186,280	7,991
Jack Henry & Associates, Inc.	858,779	130,483
		138,474
Life Sciences Tools & Services 2.8%
Bio-Techne Corp.	966,198	210,873
ICON PLC *	508,847	83,023
		293,896
Machinery 6.0%
Graco, Inc.	1,376,047	66,477
Kadant, Inc.	261,244	25,445
Lindsay Corp.	445,635	40,205
Middleby Corp. *	672,239	77,818
Nordson Corp.	626,053	103,818
RBC Bearings, Inc. *	972,302	161,286
Toro Co.	1,993,717	155,869
		630,918
Media 3.2%
Cable One, Inc.	83,322	127,900
Gray Television, Inc. *	2,336,524	47,291
Nexstar Media Group, Inc. Class A	1,508,598	162,491
		337,682
Multiline Retail 0.4%
Ollie's Bargain Outlet Holdings, Inc. *	658,320	43,054
Oil, Gas & Consumable Fuels 0.9%
Matador Resources Co. *	3,306,825	46,560
WPX Energy, Inc. *	4,860,376	47,826
		94,386
Paper & Forest Products 0.5%
Stella-Jones, Inc. (b)	1,994,013	57,180

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^

(Unaudited) (cont’d)

	Number of Shares	Value (000's)
Professional Services 1.5%
Exponent, Inc.	2,547,132	$161,870
Real Estate Management & Development 1.0%
FirstService Corp.	1,096,299	105,124
Semiconductors & Semiconductor Equipment 4.1%
Cabot Microelectronics Corp.	1,159,347	154,669
MKS Instruments, Inc.	938,926	99,789
Power Integrations, Inc. (a)	1,932,467	176,801
		431,259
Software 11.2%
Altair Engineering, Inc. Class A *	1,312,422	43,533
Aspen Technology, Inc. *	2,035,956	255,309
Fair Isaac Corp. *	693,478	255,027
Manhattan Associates, Inc. *	2,758,234	230,340
Model N, Inc. *	1,070,171	32,555
Qualys, Inc. *	1,781,144	155,868
Tyler Technologies, Inc. *	695,845	201,913
		1,174,545
Specialty Retail 3.3%
Asbury Automotive Group, Inc. *	784,453	86,949
Floor & Decor Holdings, Inc. Class A *	1,317,026	63,230
Lithia Motors, Inc. Class A	502,732	80,729
Monro, Inc.	907,649	66,621
Tractor Supply Co.	540,989	51,091
		348,620
Trading Companies & Distributors 1.9%
Applied Industrial Technologies, Inc.	455,927	29,111
Richelieu Hardware Ltd. (b)	1,577,672	31,606
SiteOne Landscape Supply, Inc. *	616,595	54,729
Watsco, Inc.	446,112	79,394
		194,840
Total Common Stocks (Cost $5,427,767)		10,381,642
Short-Term Investments 0.9%
Investment Companies 0.9%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (c)	5,585,634	5,586
State Street Institutional Treasury Plus Money Market Fund Premier Class, 1.57% (c)	90,454,988	90,455
Total Short-Term Investments (Cost $96,041)		96,041
Total Investments 99.8% (Cost $5,523,808)		$10,477,683
Other Assets Less Liabilities 0.2%		17,645
Net Assets 100.0%		$10,495,328

* Non-income producing security.

(a)   Affiliated company (see Note § below).

(b)   Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to approximately $88,786,000, which represents 0.8% of net assets of the Fund.

(c)   Represents 7-day effective yield as of November 30, 2019.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Energy Equipment & Services	$71,657	$28,534	$—	$100,191
Paper & Forest Products	—	57,180	—	57,180
Trading Companies & Distributors	163,234	31,606	—	194,840
Other Common Stocks(a)	10,029,431	—	—	10,029,431
Total Common Stocks	10,264,322	117,320	—	10,381,642
Short-Term Investments	—	96,041	—	96,041
Total Investments	$10,264,322	$213,361	$—	$10,477,683

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

§ Investments in Affiliates(a):

	Balance of Shares Held August 31, 2019	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held November 30, 2019	Value November 30, 2019	Distributions from Investments in Affiliated Persons		Net Realized Gain/(Loss) from Investments in Affiliated Persons	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons
Genesis
AMERISAFE, Inc.	1,040,545	90,140	4,435	1,126,250	$76,134,500	$4,202,011		$28,196	$(1,109,100)
Atrion Corp.	116,385	—	205	116,180	81,872,046	360,476		59,314	(8,464,344)
Chase Corp.	518,410	—	—	518,410	60,990,937	414,728		—	9,035,887
Fox Factory Holding Corp.	2,287,406	—	59,025	2,228,381	146,917,159	—	*	880,715	(15,002,298)
NetScout Systems, Inc.	4,017,461	258,615	33,835	4,242,241	106,904,473	—	*	(326,047)	12,558,466
Power Integrations, Inc.	1,983,657	—	51,190	1,932,467	176,801,406	367,819		2,235,119	2,629,149
Rogers Corp.	1,247,581	—	30,040	1,217,541	158,304,681	—	*	1,519,448	(4,361,324)
Sub-total for affiliates held as of 11/30/19(b)					$807,925,202	$5,345,034		$4,396,745	$(4,713,564)
Exponent, Inc.	2,614,602	—	67,470	2,547,132	$161,870,239	$418,336		$3,700,599	$(22,748,296)
U.S. Physical Therapy, Inc.	739,606	6,390	120,230	625,766	73,127,015	220,431		6,742,220	(19,208,689)
Sub-total for securities no longer affiliated as of 11/30/19					$234,997,254	$638,767		$10,442,819	$(41,956,985)
Total					$1,042,922,456	$5,983,801		$14,839,564	$(46,670,549)

(a)  Affiliated persons, as defined in the Investment Company Act of 1940, as amended.

(b)  At November 30, 2019, these securities amounted to approximately 7.7% of net assets of the Fund.

* Non-income producing security.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 99.2%

Australia 5.1%
Dexus	7,263	$60
Goodman Group	12,414	124
GPT Group	9,513	40
		224
Belgium 2.2%
Shurgard Self Storage SA	2,632	98

Canada 3.8%
Allied Properties Real Estate Investment Trust	1,226	50
Brookfield Asset Management, Inc. Class A	765	44
Canadian Apartment Properties REIT	1,707	71
		165
France 1.9%
ICADE	833	83

Germany 1.8%
ADLER Real Estate AG *	3,123	41
LEG Immobilien AG	345	39
		80
Hong Kong 4.9%
CK Asset Holdings Ltd.	14,987	99
Sun Hung Kai Properties Ltd.	7,750	113
		212
Japan 12.1%
Comforia Residential REIT, Inc.	18	57
Daiwa House Industry Co. Ltd.	1,300	40
Japan Real Estate Investment Corp.	10	68
Mitsubishi Estate Co. Ltd.	4,050	74
Mitsui Fudosan Co. Ltd.	5,291	132
Nippon Accommodations Fund, Inc.	17	107
Sumitomo Realty & Development Co. Ltd.	1,521	53
		531
Singapore 1.5%
CapitaLand Ltd.	24,850	67

Spain 1.3%
Merlin Properties Socimi SA	3,988	57

Sweden 1.4%
Hufvudstaden AB, A Shares	3,435	62

United Kingdom 9.8%
Safestore Holdings PLC	9,277	91
SEGRO PLC	16,170	187

UNITE Group PLC	9,404	152
		430
United States 53.4%
American Homes 4 Rent Class A	3,417	91
American Tower Corp.	910	195
Apartment Investment & Management Co. Class A	1,102	59
Camden Property Trust	540	60
Crown Castle International Corp.	873	117
CyrusOne, Inc.	858	53
Digital Realty Trust, Inc.	411	50
Douglas Emmett, Inc.	1,489	66
Duke Realty Corp.	1,275	45
Equinix, Inc.	263	149
Equity LifeStyle Properties, Inc.	2,181	162
Equity Residential	1,397	119
Essex Property Trust, Inc.	278	87
Extra Space Storage, Inc.	436	46
Healthcare Trust of America, Inc. Class A	1,462	44
Healthpeak Properties, Inc.	2,022	70
Highwoods Properties, Inc.	656	32
Hyatt Hotels Corp. Class A	441	36
Macerich Co.	669	18
National Retail Properties, Inc.	1,610	90
Prologis, Inc.	1,693	155
Public Storage	433	91
Regency Centers Corp.	952	62
SBA Communications Corp.	378	89
Simon Property Group, Inc.	365	55
SL Green Realty Corp.	668	57
Spirit Realty Capital, Inc.	1,175	62
Welltower, Inc.	1,170	99
Weyerhaeuser Co.	2,722	80
		2,339
Total Common Stocks (Cost $3,743)		4,348

Short-Term Investments 1.2%

Investment Companies 1.2%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.59% (a) (Cost $54)	54,076	54
Total Investments 100.4% (Cost $3,797)		$4,402
Liabilities Less Other Assets (0.4)%		(20)

Net Assets 100.0%		$4,382

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2019.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) (cont’d)

POSITIONS BY SECTOR

Sector	Investments at Value (000’s omitted)	Percentage of Net Assets
Specialty REITs	$1,178	26.9%
Industrial & Office REITs	837	19.1%
Residential REITs	813	18.5%
Real Estate Holding & Development	764	17.4%
Retail REITs	327	7.5%
Diversified REITs	241	5.5%
Hotel & Lodging REITs	188	4.3%
Short-Term Investments and Other Liabilities-Net	34	0.8%
	$4,382	100.0%

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$4,348	$—	$—	$4,348
Short-Term Investments	—	54	—	54
Total Investments	$4,348	$54	$—	$4,402

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 94.0%
Air Freight & Logistics 5.0%
ZTO Express Cayman, Inc. ADR	121,227	$2,580
Auto Components 0.8%
Minth Group Ltd.	114,000	392
Automobiles 5.3%
Brilliance China Automotive Holdings Ltd.	960,000	991
Guangzhou Automobile Group Co. Ltd., H Shares	1,628,000	1,739
		2,730
Banks 9.6%
China Construction Bank Corp., H Shares	2,870,000	2,284
China Merchants Bank Co. Ltd., H Shares	195,000	922
Industrial & Commercial Bank of China Ltd., H Shares	2,392,000	1,705
		4,911
Beverages 5.5%
China Resources Beer Holdings Co. Ltd.	194,000	1,016
Kweichow Moutai Co. Ltd. Class A	11,200	1,800
		2,816
Commercial Services & Supplies 2.9%
China Everbright International Ltd.	1,933,370	1,462
Construction Materials 4.1%
Anhui Conch Cement Co. Ltd. Class A	324,800	2,117
Electrical Equipment 0.9%
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	129,400	442
Food Products 3.4%
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	415,700	1,721
Hotels, Restaurants & Leisure 2.6%
Huazhu Group Ltd. ADR	22,814	780
Yum China Holdings, Inc.	12,800	570
		1,350
Household Durables 5.8%
Gree Electric Appliances, Inc. of Zhuhai Class A	97,495	801
Haier Smart Home Co. Ltd. Class A	893,000	2,168
		2,969

Independent Power and Renewable Electricity Producers 0.3%
China Everbright Greentech Ltd. (a)	271,469	148
Insurance 9.3%
China Pacific Insurance Group Co. Ltd., H Shares	414,600	1,467
China Taiping Insurance Holdings Co. Ltd.	637,800	1,475
Ping An Insurance Group Co. of China Ltd., H Shares	160,000	1,813
		4,755
Interactive Media & Services 8.5%
Tencent Holdings Ltd.	102,900	4,362
Internet & Direct Marketing Retail 11.3%
Alibaba Group Holding Ltd. ADR *	24,700	4,940
Baozun, Inc. ADR *	10,752	408
Meituan Dianping Class B *(a)	32,200	425
		5,773
Oil, Gas & Consumable Fuels 2.3%
China Petroleum & Chemical Corp., H Shares	2,072,000	1,162
Pharmaceuticals 5.8%
China Medical System Holdings Ltd.	604,000	859
CSPC Pharmaceutical Group Ltd.	926,000	2,108
		2,967
Real Estate Management & Development 6.2%
China Resources Land Ltd.	478,000	2,067
Longfor Group Holdings Ltd. (a)	270,500	1,107
		3,174
Specialty Retail 0.4%
Topsports International Holdings Ltd. (a)	181,000	203
Textiles, Apparel & Luxury Goods 4.0%
Shenzhou International Group Holdings Ltd.	154,600	2,038
Total Common Stocks (Cost $48,286)		48,072
Short-Term Investments 0.8%
Investment Companies 0.8%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.59% (b) (Cost $393)	392,827	393

Total Investments 94.8% (Cost $48,679)		$48,465
Other Assets Less Liabilities 5.2%		2,660
Net Assets 100.0%		$51,125

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2019 amounted to approximately $1,883,000, which represents 3.7% of net assets of the Fund.
(b)	Represents 7-day effective yield as of November 30, 2019.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$48,072	$—	$—	$48,072
Short-Term Investments	—	393	—	393
Total Investments	$48,072	$393	$—	$48,465

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 95.6%
Aerospace & Defense 2.0%
Boeing Co.	37,420	$13,702
General Dynamics Corp.	37,375	6,793
Raytheon Co.	28,595	6,217
		26,712
Airlines 1.9%
Delta Air Lines, Inc. (a)	438,540	25,133
Biotechnology 1.6%
Gilead Sciences, Inc.	251,775	16,929
Moderna, Inc. *(b)	240,789	4,903
		21,832
Capital Markets 10.2%
BlackRock, Inc.	47,585	23,550
Blackstone Group, Inc. Class A (b)	528,920	28,678
Brookfield Asset Management, Inc. Class A	622,015	36,332
CME Group, Inc.	89,030	18,049
S&P Global, Inc.	58,880	15,583
Tradeweb Markets, Inc. Class A	298,590	13,356
		135,548
Chemicals 2.3%
Ashland Global Holdings, Inc.	420,700	30,164
Commercial Services 1.6%
LegalZoom.com, Inc. *(c)(d)(j)	2,176,736	21,438
Communications Equipment 1.1%
Motorola Solutions, Inc. (e)	90,000	15,057
Electric Utilities 1.7%
NextEra Energy, Inc.	95,000	22,213
Electronic Equipment, Instruments & Components 2.5%
CDW Corp.	243,000	32,817
Entertainment 3.9%
Activision Blizzard, Inc.	480,000	26,318
Spotify Technology SA *	178,000	25,374
		51,692
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	64,655	19,384
Walmart, Inc.	110,000	13,100
		32,484
Food Products 1.0%
Conagra Brands, Inc. (a)	480,000	13,858
Health Care Equipment & Supplies 1.9%
Medtronic PLC	210,385	23,435
SmileDirectClub, Inc. *	184,000	1,834
		25,269
Health Care Providers & Services 4.4%
CVS Health Corp.	239,020	17,991
Humana, Inc.	64,940	22,159
UnitedHealth Group, Inc.	67,605	18,921
		59,071
Holding Companies - Diversified 0.4%
Act II Global Acquisition Corp. *	288,800	2,931
Thunder Bridge Acquisition II Ltd. *(c)(j)	206,082	2,199
		5,130
Hotels, Restaurants & Leisure 2.5%
McDonald's Corp.	170,000	33,062
Interactive Media & Services 8.7%
Alphabet, Inc. Class A *	53,455	69,710
Facebook, Inc. Class A *	227,065	45,785
		115,495
Internet & Direct Marketing Retail 7.7%
Alibaba Group Holding Ltd. ADR *	34,840	6,968
Amazon.com, Inc. *	27,685	49,855
Chewy, Inc. Class A *	685,000	16,961
Expedia Group, Inc.	283,270	28,797
		102,581
IT Services 4.9%
Druva Technologies Pte. Ltd. Ser.4 Preference Shares *(c)(d)(j)	287,787	1,500
PayPal Holdings, Inc. *	47,150	5,092
Repay Holdings Corp. *	1,510,680	20,893
Visa, Inc. Class A (a)	206,340	38,072
		65,557
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	35,920	11,277
Machinery 0.3%
Gates Industrial Corp. PLC *	377,660	4,490
Multi-Utilities 1.8%
Brookfield Infrastructure Partners LP	464,410	24,196
Oil, Gas & Consumable Fuels 1.7%
Enbridge, Inc.	538,625	20,468
Venture Global LNG, Inc. Ser. C *(c)(d)(j)	329	2,303
		22,771
Pharmaceuticals 1.6%
Johnson & Johnson	152,000	20,898
Professional Services 5.7%
Equifax, Inc.	205,840	28,743
IHS Markit Ltd. *	539,485	39,194
Verisk Analytics, Inc.	49,000	7,227
		75,164
Road & Rail 1.4%
CSX Corp. (a)	111,135	7,951
Union Pacific Corp.	59,800	10,524
		18,475
Software 8.9%
Microsoft Corp. (a)	484,000	73,268
salesforce.com, Inc. *	186,000	30,298
ServiceNow, Inc. *	53,000	15,001
		118,567
Specialty Retail 3.1%
Home Depot, Inc.	58,000	12,790
Lowe's Cos., Inc.	241,890	28,376
		41,166
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	184,735	49,370
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc. Class B	287,000	26,831
PVH Corp. (a)	33,000	3,200
		30,031
Trading Companies & Distributors 1.6%
HD Supply Holdings, Inc. *	536,000	21,343
Total Common Stocks (Cost $912,555)		1,272,861
Preferred Stocks 0.9%
Food Products 0.9%
Sweetgreen, Inc. Ser. D *(c)(d)(j)	626,667	10,716
Sweetgreen, Inc. Ser. I *(c)(d)(j)	59,031	1,009
Total Preferred Stocks (Cost $8,529)		11,725

Preferred Units 0.9%	Number of Units
Software 0.9%
Disco Topco Holdings (Cayman) L.P. *(c)(d)(j) (Cost $11,550)	3,985,938	11,550
Warrants 0.1%
IT Services 0.1%
Repay Pipe Expires1/1/2025 * (Cost $—)	1,511	1,526
Total Options Purchased(f) 0.1% (Cost $548)		1,309
Short-Term Investments 4.4%
Investment Companies 4.4%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (e)(g)	28,588,352	28,588

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
State Street Navigator Securities Lending Government Money Market Portfolio,1.62% (g)(h)	29,438,408	29,439
Total Short-Term Investments (Cost $58,027)		58,027
Total Investments 102.0% (Cost $991,209)		$1,356,998
Liabilities Less Other Assets(i) (2.0)%		(26,093)
Net Assets 100.0%		$1,330,905

*   Non-income producing security.

(a)   All or a portion of the security is pledged as collateral for options written.

(b)   The security or a portion of this security is on loan at November 30, 2019. Total value of all such securities at November 30, 2019 amounted to approximately $29,425,000 for the Fund.

(c)   Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees.Total value of all such securities at November 30, 2019 amounted to approximately $50,715,000, which represents 3.8% of net assets of the Fund.

(d)   Value determined using significant unobservable inputs.

(e)   All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $29,425,000.

(f)   See "Purchased option contracts" under Derivative Instruments.

(g)   Represents 7-day effective yield as of November 30, 2019.

(h)   Represents investment of cash collateral received from securities lending.

(i)   Includes the impact of the Fund's open positions in derivatives at November 30, 2019.

(j)   These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At November 30, 2019, these securities amounted to approximately $50,715,000, which represents 3.8% of net assets of the Fund.

Restricted Security (000’s omitted)	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 11/30/2019	Fair Value Percentage of Net Assets as of 11/30/2019
Disco Topco Holdings (Cayman) L.P. (Preferred Units)	11/13/2019	11,550	0.9%	$11,550	0.8%
Druva Technologies Pte. Ltd.	6/14/2019	1,500	0.1%	1,500	0.1%
LegalZoom.com, Inc.	8/22/2018	21,438	1.7%	21,438	1.6%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	7,520	0.6%	10,716	0.8%
Sweetgreen, Inc. (Ser. I Preferred Shares)	9/13/2019	1,009	0.1%	1,009	0.1%
Thunder Bridge Acquisition ll Ltd.	9/11/2019	1,855	0.1%	2,199	0.2%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303	0.2%	2,303	0.2%
Total		$47,175	3.7%	$50,715	3.8%

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

Derivative Instruments

Purchased option contracts ("options purchased")

    At November 30, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Capital Markets
Tradeweb Markets, Inc.	1,200	$5,367,600	$40	1/17/2020	$642,000

Health Care Providers & Services
CVS Health Corp.	325	2,446,275	60	2/21/2020	511,063

Machinery
Deere & Co.	180	3,024,900	170	1/17/2020	72,900

Road & Rail
CSX Corp.	424	3,033,296	72.5	1/17/2020	82,680
Total calls					$1,308,643

Total options purchased (cost $547,414)					$1,308,643

Written option contracts ("options written")

    At November 30, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Capital Markets
S&P Global, Inc	117	$(3,096,405)	$280	2/21/2020	$(50,895)

Professional Services
IHS Markit Ltd.	500	(3,632,500)	80	4/17/2020	(61,250)

Specialty Retail
Home Depot, Inc.	78	(1,719,978)	245	1/17/2020	(4,290)

Textiles, Apparel & Luxury Goods
PVH Corp.	220	(2,133,120)	105	6/19/2020	(170,500)

Trading Companies & Distributors
HD Supply Holdings, Inc.	2,095	(8,342,290)	42.5	3/20/2020	(240,925)
Total calls					$(527,860)

Puts

Capital Markets
Tradeweb Markets, Inc.	1,200	$(5,367,600)	$35	1/17/2020	$(33,000)

Chemicals
Ashland Global Holdings, Inc.	1,096	(7,858,320)	65	1/17/2020	(41,100)
Ashland Global Holdings, Inc.	457	(3,276,690)	75	1/17/2020	(194,225)
					(235,325)

Textiles, Apparel & Luxury Goods
PVH Corp.	745	(7,223,520)	55	1/17/2020	—	(a)(b)
Total puts					$(268,325)

Total options written (premium received $1,518,051)					$(796,185)

(a)   Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

(b) Value determined using significant unobservable inputs.

At November 30, 2019, the Fund had securities pledged in the amount of $29,020,761 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$21,438	$21,438
Holding Companies - Diversified	2,931	2,199	—	5,130
IT Services	64,057	—	1,500	65,557
Oil, Gas & Consumable Fuels	20,468	—	2,303	22,771
Other Common Stocks(a)	1,157,965	—	—	1,157,965
Total Common Stocks	1,245,421	2,199	25,241	1,272,861
Preferred Stocks(a)	—	—	11,725	11,725
Preferred Units(a)	—	—	11,550	11,550
Warrants(a)	1,526	—	—	1,526
Options Purchased(b)	1,309	—	—	1,309
Short-Term Investments	—	58,027	—	58,027
Total Investments	$1,248,256	$60,226	$48,516	$1,356,998

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

	Beginning balance, as of 9/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2019
Investments in Securities: (000’s omitted)
Common Stocks
Commercial Services	$21,438	$—	$—	$—	$—	$—	$—	$—	$21,438	$—
IT Services	1,500	—	—	—	—	—	—	—	1,500	—
Oil & Gas	2,303	—	—	—	—	—	—	—	2,303	—
Preferred Stocks
Food Products	7,520	—	—	3,196	1,009	—	—	—	11,725	3,196
Preferred Units
Software	—	—	—	—	11,550	—	—	—	11,550	—
Total	$32,761	$—	$—	$3,196	$12,559	$—	$—	$—	$48,516	$3,196

The following table presents additional information about the valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2019:

Asset class	Fair value at 11/30/2019	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from Increase in input (a)
Common Stocks	$1,500,003	Market Approach	Transaction Price	$5.21	$5.21	Increase
Common Stocks	21,437,584	Market Approach	Adjusted Transaction Price	9.85	9.85	Increase
Common Stocks	2,303,000	Market Approach	Transaction Price	7,000.00	7,000.00	Increase
Preferred Units	11,550,013	Market Approach	Transaction Price	2.90	2.90	Increase
Preferred Stocks	10,716,006	Market Approach	Transaction Price	12.00 -17.10	17.10	Increase
Preferred Stocks	1,009,430	Market Approach	Transaction Price	17.10	17.10	Increase

(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(796)	$—	$—	$(796)
Total	$(796)	$—	$—	$(796)

(a)   The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2019
Other Financial Instruments: (000’s omitted)
Options Written(b)
Textiles, Apparel & Luxury Goods	$—	$—	$—	$80	$—	$—	$(80)	$—	$—	$80
Total	$—	$—	$—	$80	$—	$—	$(80)	$—	$—	$80

(b) As of the period ended November 30, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs in formulating valuations is not presented.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^(a)

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 99.9%
Aerospace & Defense 0.7%
General Dynamics Corp.	149	$27
Airlines 1.2%
Delta Air Lines, Inc.	776	45
Banks 4.8%
Bank of America Corp.	1,327	44
Citigroup, Inc.	487	36
Comerica, Inc.	296	21
JPMorgan Chase & Co.	462	61
PNC Financial Services Group, Inc.	141	22
		184
Beverages 0.7%
PepsiCo, Inc.	200	27
Biotechnology 2.3%
Alexion Pharmaceuticals, Inc. *	180	20
Gilead Sciences, Inc.	1,005	68
		88
Building Products 1.1%
Johnson Controls International PLC	966	41
Capital Markets 2.7%
Intercontinental Exchange, Inc.	659	62
Morgan Stanley	439	22
S&P Global, Inc.	75	20
		104
Chemicals 1.8%
Air Products & Chemicals, Inc.	124	29
LyondellBasell Industries NV Class A	235	22
WR Grace & Co.	269	18
		69
Communications Equipment 3.0%
Cisco Systems, Inc.	1,753	79
Motorola Solutions, Inc.	202	34
		113
Containers & Packaging 0.6%
International Paper Co.	467	22
Diversified Consumer Services 0.4%
Service Corp. International	393	17
Diversified Telecommunication Services 2.5%
AT&T, Inc.	2,534	95
Electric Utilities 1.4%
American Electric Power Co., Inc.	200	18
Evergy, Inc.	280	18
Exelon Corp.	386	17
		53
Electrical Equipment 2.7%
AMETEK, Inc.	297	29
Eaton Corp. PLC	547	51
Emerson Electric Co.	306	23
		103
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp. Class A	208	22
TE Connectivity Ltd.	200	18
		40
Entertainment 1.0%
Walt Disney Co.	265	40
Equity Real Estate Investment Trusts 3.1%
American Homes 4 Rent Class A	712	19
Equity LifeStyle Properties, Inc.	270	20
Invitation Homes, Inc.	633	19
Mid-America Apartment Communities, Inc.	144	20
STORE Capital Corp.	482	20
Sun Communities, Inc.	124	20
		118
Food & Staples Retailing 0.9%
Walmart, Inc.	277	33
Food Products 0.4%
Mondelez International, Inc. Class A	331	17
Health Care Equipment & Supplies 2.1%
Hill-Rom Holdings, Inc.	210	23
Medtronic PLC	254	28
Zimmer Biomet Holdings, Inc.	200	29
		80
Health Care Providers & Services 1.6%
Humana, Inc.	65	22
UnitedHealth Group, Inc.	142	40
		62
Hotels, Restaurants & Leisure 3.0%
McDonald's Corp.	355	69
Norwegian Cruise Line Holdings Ltd. *	359	19
Yum! Brands, Inc.	255	26
		114
Household Durables 0.5%
Whirlpool Corp.	131	19
Household Products 1.2%
Procter & Gamble Co.	379	46
Independent Power and Renewable Electricity Producers 0.5%
Vistra Energy Corp.	731	19
Industrial Conglomerates 2.0%
Honeywell International, Inc.	428	76
Insurance 3.3%
Assurant, Inc.	148	19
Hartford Financial Services Group, Inc.	470	29
Progressive Corp.	793	58
Reinsurance Group of America, Inc.	119	20
		126
Interactive Media & Services 2.7%
Alphabet, Inc. Class A *	78	102
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc. *	87	157
IT Services 4.4%
Accenture PLC Class A	326	66
Black Knight, Inc. *	293	18
Fidelity National Information Services, Inc.	134	18
Visa, Inc. Class A	253	47
WEX, Inc. *	89	18
		167
Life Sciences Tools & Services 2.0%
Thermo Fisher Scientific, Inc.	242	76
Media 3.7%
Altice USA, Inc. Class A *	632	16
Cable One, Inc.	14	21
Comcast Corp. Class A	1,837	81
Omnicom Group, Inc.	297	24
		142
Metals & Mining 1.3%
Nucor Corp.	445	25
Steel Dynamics, Inc.	676	23
		48
Mortgage Real Estate Investment 0.5%
Blackstone Mortgage Trust, Inc. Class A	524	19
Multi-Utilities 1.0%
Dominion Energy, Inc.	235	19
DTE Energy Co.	141	18
		37
Multiline Retail 1.3%
Dollar General Corp.	315	50
Oil, Gas & Consumable Fuels 6.1%
Cabot Oil & Gas Corp.	1,065	17
Chevron Corp.	696	82
ConocoPhillips	524	31
EOG Resources, Inc.	246	18
ONEOK, Inc.	256	18
Phillips 66	602	69
		235

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^

(Unaudited) (cont’d)

	Number of Shares	Value (000's)
Personal Products 0.6%
Unilever PLC ADR	364	$22
Pharmaceuticals 5.3%
Bristol-Myers Squibb Co.	379	22
Johnson & Johnson	782	107
Novartis AG ADR	203	19
Pfizer, Inc.	770	30
Zoetis, Inc.	218	26
		204
Professional Services 0.7%
Verisk Analytics, Inc.	186	27
Road & Rail 2.3%
CSX Corp.	920	66
Union Pacific Corp.	113	20
		86
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	204	23
Texas Instruments, Inc.	569	69
		92
Software 7.3%
CDK Global, Inc.	423	23
Check Point Software Technologies Ltd. *	169	20
Intuit, Inc.	100	26
Microsoft Corp.	1,389	210
		279
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	847	226
Textiles, Apparel & Luxury Goods 1.3%
Crocs, Inc. *	628	22
VF Corp.	308	27
		49
Tobacco 0.5%
Philip Morris International, Inc.	253	21
Total Common Stocks (Cost $3,404)		3,817
Short-Term Investments 0.8%
Investment Companies 0.8%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (b) (Cost $32)	32,222	32
Total Investments 100.7% (Cost $3,436)		3,849
Liabilities Less Other Assets (0.7)%		(27)
Net Assets 100.0%		$3,822

*	Non-income producing security.
(a)	Formerly Global Equity Fund through September 2, 2019.
(b)	Represents 7-day effective yield as of November 30, 2019.

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$3,817	$—	$—	$3,817
Short-Term Investments	—	32	—	32
Total Investments	$3,817	$32	$—	$3,849

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 96.9%

Australia 0.6%
Insurance Australia Group Ltd. (a)	2,303,075	$12,291

Austria 1.1%
BAWAG Group AG *(b)	550,987	22,132

Belgium 1.3%
KBC Group NV	362,045	26,381

Canada 3.7%
Alimentation Couche-Tard, Inc. Class B	727,606	23,806
Kinaxis, Inc. *	390,193	31,079
Suncor Energy, Inc.	568,823	17,742
		72,627

China 2.0%
Alibaba Group Holding Ltd. ADR *	171,045	34,209
Budweiser Brewing Co. APAC Ltd. *(b)	1,218,600	4,343
		38,552

Finland 0.7%
Huhtamaki OYJ	325,605	14,295

France 4.4%
Air Liquide SA	98,453	13,347
Arkema SA	110,285	11,428
Pernod-Ricard SA	210,773	38,709
TOTAL SA	445,686	23,392
		86,876

Germany 10.4%
Brenntag AG	431,878	23,034
Continental AG	113,254	14,798
CTS Eventim AG & Co. KGaA	500,808	30,566
Deutsche Boerse AG	87,257	13,386
Gerresheimer AG	394,876	29,039
Infineon Technologies AG	1,368,155	29,223
SAP SE ADR	267,754	36,401
Scout24 AG (b)	311,664	19,297
Stabilus SA	132,155	8,590
		204,334

Hong Kong 3.0%
AIA Group Ltd.	1,747,600	17,503
HKBN Ltd.	5,080,300	8,943
Techtronic Industries Co. Ltd.	4,408,300	33,141
		59,587

Ireland 3.2%
CRH PLC	694,972	26,516
Kerry Group PLC Class A	274,215	35,165
		61,681

Israel 1.5%
Check Point Software Technologies Ltd. *	249,195	29,375

Italy 1.0%
Nexi SpA *(b)	1,638,355	19,313

Japan 14.0%
Bridgestone Corp.	669,500	26,760
Daikin Industries Ltd.	177,400	25,519
Hoya Corp.	228,300	20,837
Ichigo, Inc. (a)	7,060,500	28,060
Kao Corp.	177,100	13,934
Keyence Corp.	44,200	15,119
Kose Corp.	163,000	25,957
Persol Holdings Co. Ltd.	691,500	12,717
Sanwa Holdings Corp.	2,266,800	24,873
Shionogi & Co. Ltd.	385,800	22,692
TechnoPro Holdings, Inc. (a)	232,600	15,470
Terumo Corp.	473,400	16,613
Toyota Motor Corp.	373,800	26,085
		274,636

Luxembourg 0.9%
Befesa SA (b)	442,689	16,777

Mexico 0.6%
Infraestructura Energetica Nova SAB de CV	2,908,750	11,960

Netherlands 6.8%
AerCap Holdings NV *	480,836	29,721
ASML Holding NV	164,398	44,736
Heineken NV	299,793	31,060
Intertrust NV (b)	708,085	13,308
NXP Semiconductors NV	125,190	14,469
		133,294

Norway 0.7%
Sbanken ASA (b)	1,817,945	13,516

Portugal 1.0%
Galp Energia SGPS SA	1,159,860	18,880

Singapore 1.1%
DBS Group Holdings Ltd.	1,169,500	21,591

Sweden 0.8%
Assa Abloy AB Class B	648,812	15,404

Switzerland 13.0%
Alcon, Inc. *	36,514	2,016
Cie Financiere Richemont SA	170,239	12,965
Givaudan SA	5,189	15,250
Julius Baer Group Ltd. *	454,839	21,414
Lonza Group AG *	39,542	13,428
Novartis AG	302,062	27,808
Partners Group Holding AG	25,494	21,497
Roche Holding AG	103,167	31,796
SGS SA	7,018	18,261
SIG Combibloc Group AG *	1,644,374	22,758
Sonova Holding AG	129,915	29,660
Tecan Group AG	74,562	20,027
UBS Group AG *	1,404,679	17,025
		253,905

United Kingdom 19.6%
Aon PLC	154,146	31,386
Barratt Developments PLC	560,038	4,830
Biffa PLC (b)	2,510,726	8,183
Bunzl PLC	1,226,743	33,684
Clinigen Group PLC	1,779,993	20,052
Compass Group PLC	1,111,867	27,244
DCC PLC	234,169	20,013
Electrocomponents PLC	2,621,084	22,157
Fevertree Drinks PLC	1,071,487	30,321
Ibstock PLC (b)	1,458,776	4,973
London Stock Exchange Group PLC	223,894	19,899
M&G PLC *	1,319,858	4,029
Prudential PLC	1,319,858	23,497
Reckitt Benckiser Group PLC	291,446	22,865
RELX PLC	1,100,812	26,667
Rentokil Initial PLC	3,290,900	18,936
Savills PLC	399,949	5,121
Spectris PLC	531,124	19,255
St. James's Place PLC	1,735,604	24,434
Trainline PLC *(b)	2,677,466	16,172
		383,718

United States 5.5%
Core Laboratories NV	54,033	2,367
Ferguson PLC	312,178	27,140
QIAGEN NV *	468,414	20,054
Samsonite International SA (b)	13,215,448	29,375
Sensata Technologies Holding PLC *	550,843	28,363
		107,299
Total Common Stocks (Cost $1,684,218)		1,898,424
Short-Term Investments 2.8%

Investment Companies 2.8%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (c)	55,870,265	55,870
State Street Navigator Securities Lending Government Money Market Portfolio,1.62% (c)(d)	161,439	161

Total Short-Term Investments (Cost $56,031)		56,031

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

Value (000's)
Total Investments 99.7% (Cost $1,740,249)	$1,954,455
Other Assets Less Liabilities 0.3%	5,006

Net Assets 100.0%	$1,959,461

*     Non-income producing security.

(a)   The security or a portion of this security is on loan at November 30, 2019. Total value of all such securities at November 30, 2019 amounted to approximately $153,000 for the Fund.

(b)   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2019 amounted to approximately $167,389,000, which represents 8.5% of net assets of the Fund.

(c)   Represents 7-day effective yield as of November 30, 2019.

(d)   Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value (000's omitted)	Percentage of Net Assets
Capital Markets	$117,655	6.0%
Trading Companies & Distributors	113,579	5.8%
Beverages	104,433	5.3%
Life Sciences Tools & Services	102,600	5.2%
Software	96,855	4.9%
Semiconductors & Semiconductor Equipment	88,428	4.5%
Professional Services	86,423	4.4%
Insurance	84,677	4.3%
Banks	83,620	4.3%
Pharmaceuticals	82,296	4.2%
Health Care Equipment & Supplies	69,126	3.5%
Building Products	65,796	3.4%
Oil, Gas & Consumable Fuels	60,014	3.1%
Electronic Equipment, Instruments & Components	56,531	2.9%
Internet & Direct Marketing Retail	50,381	2.6%
Commercial Services & Supplies	43,896	2.2%
Textiles, Apparel & Luxury Goods	42,340	2.2%
Machinery	41,731	2.1%
Auto Components	41,558	2.1%
Chemicals	40,025	2.0%
Personal Products	39,891	2.0%
Containers & Packaging	37,053	1.9%
Food Products	35,165	1.8%
Real Estate Management & Development	33,181	1.7%
Construction Materials	31,489	1.6%
Entertainment	30,566	1.6%
Electrical Equipment	28,363	1.5%
Hotels, Restaurants & Leisure	27,244	1.4%
Automobiles	26,085	1.3%
Food & Staples Retailing	23,806	1.2%
Household Products	22,865	1.2%
Industrial Conglomerates	20,013	1.0%
IT Services	19,313	1.0%
Interactive Media & Services	19,297	1.0%
Gas Utilities	11,960	0.6%
Diversified Telecommunication Services	8,943	0.5%
Household Durables	4,830	0.3%
Diversified Financial Services	4,029	0.2%
Energy Equipment & Services	2,367	0.1%
Short-Term Investments and Other Assets-Net	61,037	3.1%
	$1,959,461	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,898,424	$—	$—	$1,898,424
Short-Term Investments	—	56,031	—	56,031
Total Investments	$1,898,424	$56,031	$—	$1,954,455

(a)   The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^    A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 96.8%
Australia 0.7%
Insurance Australia Group Ltd.	230,124	$1,228
Austria 1.2%
BAWAG Group AG *(a)	56,700	2,278
Belgium 1.4%
KBC Group NV	34,610	2,522
Canada 2.3%
Alimentation Couche-Tard, Inc. Class B	69,568	2,276
Suncor Energy, Inc.	65,434	2,041
		4,317
China 2.3%
Alibaba Group Holding Ltd. ADR *	19,157	3,831
Budweiser Brewing Co. APAC Ltd. *(a)	118,600	423
		4,254
France 6.6%
Air Liquide SA	11,443	1,551
Arkema SA	11,166	1,157
L'Oreal SA	6,590	1,878
Pernod-Ricard SA	16,246	2,984
Schneider Electric SE	16,507	1,593
TOTAL SA	58,330	3,062
		12,225
Germany 10.8%
Brenntag AG	41,163	2,195
Continental AG	10,827	1,415
CTS Eventim AG & Co. KGaA	47,981	2,929
Deutsche Boerse AG	11,375	1,745
Gerresheimer AG	43,474	3,197
Infineon Technologies AG	129,375	2,763
SAP SE ADR	27,614	3,754
Scout24 AG (a)	29,687	1,838
		19,836
Hong Kong 3.1%
AIA Group Ltd.	208,300	2,086
Techtronic Industries Co. Ltd.	475,600	3,576
		5,662
Ireland 3.5%
CRH PLC	79,544	3,035
Kerry Group PLC Class A	26,213	3,361
		6,396
Israel 2.0%
Check Point Software Technologies Ltd. *	31,312	3,691
Italy 1.0%
Nexi SpA *(a)	155,955	1,838

Japan 12.8%
Bridgestone Corp.	55,000	2,198
Daikin Industries Ltd.	17,200	2,474
Hoya Corp.	24,100	2,200
Kao Corp.	23,100	1,818
Keyence Corp.	4,800	1,642
Kose Corp.	15,600	2,484
Persol Holdings Co. Ltd. (b)	89,300	1,642
Sanwa Holdings Corp.	219,600	2,410
Shionogi & Co. Ltd.	44,400	2,612
Terumo Corp.	44,800	1,572
Toyota Motor Corp.	35,700	2,491
		23,543
Netherlands 6.7%
AerCap Holdings NV *	45,990	2,843
ASML Holding NV	17,547	4,775
Heineken NV	32,683	3,386
NXP Semiconductors NV	12,082	1,396
		12,400
Portugal 0.8%
Galp Energia SGPS SA	87,263	1,420
Singapore 1.4%
DBS Group Holdings Ltd.	138,700	2,561
Sweden 1.2%
Assa Abloy AB Class B	61,969	1,471
Swedbank AB, A Shares	59,501	775
		2,246
Switzerland 14.3%
Alcon, Inc. *	5,823	321
Cie Financiere Richemont SA	16,237	1,237
Givaudan SA	494	1,452
Julius Baer Group Ltd. *	50,149	2,361
Lonza Group AG *	5,109	1,735
Novartis AG	38,416	3,536
Partners Group Holding AG	2,470	2,083
Roche Holding AG	12,176	3,753
SGS SA	832	2,165
SIG Combibloc Group AG *	167,370	2,316
Sonova Holding AG	14,813	3,382
UBS Group AG *	167,462	2,030
		26,371
United Kingdom 18.9%
Aon PLC	14,758	3,005
Barratt Developments PLC	107,967	931
Bunzl PLC	133,723	3,672
Compass Group PLC	107,737	2,640
DCC PLC	24,307	2,077
Electrocomponents PLC	248,120	2,097
Fevertree Drinks PLC	101,610	2,875
London Stock Exchange Group PLC	21,695	1,928
M&G PLC *	144,472	441
Prudential PLC	144,472	2,572
Reckitt Benckiser Group PLC	33,357	2,617
RELX PLC	120,984	2,931
Rentokil Initial PLC	313,628	1,805
Spectris PLC	51,171	1,855
St. James's Place PLC	165,245	2,326
Trainline PLC *(a)	168,972	1,021
		34,793
United States 5.8%
Core Laboratories NV	6,762	296
Ferguson PLC	29,459	2,561
QIAGEN NV *	44,575	1,909
Samsonite International SA (a)	1,280,441	2,846
Sensata Technologies Holding PLC *	60,732	3,127
		10,739
Total Common Stocks (Cost $160,860)		178,320
Short-Term Investments 3.0%
Investment Companies 3.0%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (c)	5,465,171	5,465
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (c)(d)	44,390	44
Total Short-Term Investments (Cost $5,509)		5,509
Total Investments 99.8% (Cost $166,369)		183,829
Other Assets Less Liabilities 0.2%		443
Net Assets 100.0%		$184,272

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2019 amounted to approximately $10,244,000, which represents 5.6% of net assets of the Fund.
(b)	The security or a portion of this security is on loan at November 30, 2019. Total value of all such securities at November 30, 2019 amounted to approximately $42,000 for the Fund.
(c)	Represents 7-day effective yield as of November 30, 2019.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value (000’s omitted)	Percentage of Net Assets
Capital Markets	$12,473	6.8%
Trading Companies & Distributors	11,271	6.1%
Pharmaceuticals	9,901	5.4%
Beverages	9,668	5.3%
Semiconductors & Semiconductor Equipment	8,934	4.9%
Insurance	8,891	4.8%
Banks	8,136	4.4%
Health Care Equipment & Supplies	7,475	4.1%
Software	7,445	4.0%
Life Sciences Tools & Services	6,841	3.7%
Professional Services	6,738	3.7%
Oil, Gas & Consumable Fuels	6,523	3.5%
Building Products	6,355	3.4%
Personal Products	6,180	3.4%
Electronic Equipment, Instruments & Components	5,594	3.0%
Internet & Direct Marketing Retail	4,852	2.6%
Electrical Equipment	4,720	2.6%
Chemicals	4,160	2.3%
Textiles, Apparel & Luxury Goods	4,083	2.2%
Auto Components	3,613	2.0%
Machinery	3,576	1.9%
Food Products	3,361	1.8%
Construction Materials	3,035	1.6%
Entertainment	2,929	1.6%
Hotels, Restaurants & Leisure	2,640	1.4%
Household Products	2,617	1.4%
Automobiles	2,491	1.4%
Containers & Packaging	2,316	1.3%
Food & Staples Retailing	2,276	1.2%
Industrial Conglomerates	2,077	1.1%
Interactive Media & Services	1,838	1.0%
IT Services	1,838	1.0%
Commercial Services & Supplies	1,805	1.0%
Household Durables	931	0.5%
Diversified Financial Services	441	0.2%
Energy Equipment & Services	296	0.2%
Short-Term Investments and Other Assets-Net	5,952	3.2%
	$184,272	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$178,320	$—	$—	$178,320
Short-Term Investments	—	5,509	—	5,509
Total Investments	$178,320	$5,509	$—	$183,829

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 94.6%
Australia 1.8%
ARB Corp. Ltd.	3,497	$45
Hansen Technologies Ltd.	12,808	30
Steadfast Group Ltd.	16,975	41
		116
Austria 0.6%
Schoeller-Bleckmann Oilfield Equipment AG	730	41
Belgium 1.2%
Shurgard Self Storage SA	2,015	75
Canada 5.0%
Colliers International Group, Inc.	1,255	91
Computer Modelling Group Ltd.	10,801	69
Enghouse Systems Ltd.	1,711	53
Kinaxis, Inc. *	1,378	110
		323
China 0.5%
Xiabuxiabu Catering Management China Holdings Co. Ltd. *(a)	29,000	34
Denmark 1.8%
Chemometec A/S	700	21
Schouw & Co. A/S	808	62
SimCorp A/S	341	36
		119
Finland 1.3%
Kemira OYJ	5,397	84
France 6.0%
Esker SA	488	45
Lectra	2,190	53
Lumibird *	3,119	48
Pharmagest Interactive	706	46
Sopra Steria Group	365	55
Tikehau Capital SCA	1,917	49
Virbac SA *	378	92
		388
Germany 5.4%
Dermapharm Holding SE	1,099	46
Isra Vision AG	1,211	52
Jenoptik AG	1,780	52
Nexus AG	1,625	60
Stabilus SA	623	40
STRATEC SE	664	50
Washtec AG	842	49
		349
Ireland 1.8%
Applegreen PLC	12,427	79
Uniphar PLC *	27,921	38
		117
Italy 2.6%
Carel Industries SpA (a)	6,159	96
Cerved Group SpA	7,518	75
		171
Japan 20.4%
Aeon Delight Co. Ltd.	2,150	76
Amano Corp.	2,900	87
Ariake Japan Co. Ltd.	1,200	86
Azbil Corp.	3,200	91
CKD Corp.	3,100	51
EM Systems Co. Ltd. (b)	1,700	32
Konishi Co. Ltd.	2,100	28
Medikit Co. Ltd.	900	57
Nagaileben Co. Ltd.	2,000	47
Nakanishi, Inc.	2,300	46
Nihon Parkerizing Co. Ltd.	2,700	29
Nohmi Bosai Ltd.	4,400	95
Okamoto Industries, Inc.	700	27
Optex Group Co. Ltd.	2,400	35
Prestige International, Inc.	12,000	100
Relo Group, Inc.	3,800	101
SHO-BOND Holdings Co. Ltd.	2,400	93
Shoei Co. Ltd. (b)	1,800	82
Software Service, Inc.	500	54
Sun Frontier Fudousan Co. Ltd.	4,900	57
TKC Corp.	1,100	52
		1,326
Jersey 1.1%
Sanne Group PLC	8,703	73
Korea 0.6%
Dentium Co. Ltd.	800	38
Luxembourg 1.0%
Befesa SA (a)	1,671	63
Netherlands 2.1%
Corbion NV	2,290	71
Intertrust NV (a)	3,520	66
		137
Norway 2.1%
Borregaard ASA	6,835	69
Sbanken ASA (a)	8,554	64
		133
Singapore 1.5%
Haw Par Corp. Ltd.	9,900	97
Spain 1.1%
Applus Services SA	5,900	71
Sweden 7.2%
Biotage AB	3,000	39
Cloetta AB, B Shares	23,254	74
Dustin Group AB (a)	9,470	75
HMS Networks AB	1,367	23
IAR Systems Group AB	712	13
KNOW IT AB	1,547	31
Sweco AB, B Shares	3,210	112
Thule Group AB (a)	3,282	72
Xvivo Perfusion AB *	1,500	27
		466
Switzerland 8.8%
Belimo Holding AG	13	86
Bossard Holding AG Class A	222	36
Inficon Holding AG	92	67
Interroll Holding AG	25	54
Kardex AG	329	54
Komax Holding AG (b)	149	32
Medacta Group SA *(a)	649	54
Medartis Holding AG *(a)(b)	981	42
Tecan Group AG	308	83
VZ Holding AG	207	62
		570
Taiwan 0.5%
Bioteque Corp.	8,000	35
United Kingdom 20.2%
Biffa PLC (a)	24,471	80
Big Yellow Group PLC	5,320	76
Bloomsbury Publishing PLC	15,833	55
Clinigen Group PLC	7,024	79
Craneware PLC	1,750	57
Dechra Pharmaceuticals PLC	1,722	63
Diploma PLC	3,650	87
Essentra PLC	14,406	78
Games Workshop Group PLC	1,251	93
GB Group PLC	7,036	61
Genus PLC	1,959	81
Gocompare.Com Group PLC	59,273	80
Ideagen PLC	16,852	39
Johnson Service Group PLC	45,807	107
Learning Technologies Group PLC (b)	33,643	53
OneSavings Bank PLC	6,763	34
Restore PLC	15,345	93
Savills PLC	2,654	34
Sensyne Health Ltd. *	20,655	24
Trainline PLC *(a)	5,785	35
		1,309
Total Common Stocks (Cost $5,686)		6,135
Short-Term Investments 8.4%
Investment Companies 8.4%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (c)	357,122	357

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

	Number of Shares	Value (000's)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (c)(d)	185,266	$185
Total Short-Term Investments (Cost $542)		542
Total Investments 103.0% (Cost $6,228)		6,677
Liabilities Less Other Assets (3.0)%		(192)
Net Assets 100.0%		$6,485

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2019 amounted to approximately $681,000, which represents approximately 10.5% of net assets of the Fund.
(b)	The security or a portion of this security is on loan at November 30, 2019. Total value of all such securities at November 30, 2019 amounted to approximately $175,000 for the Fund.
(c)	Represents 7-day effective yield as of November 30, 2019.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value (000's omitted)	Percentage of Net Assets
Electronic Equipment, Instruments & Components	$623	9.6%
Commercial Services & Supplies	519	8.0%
Software	493	7.6%
Health Care Equipment & Supplies	396	6.1%
Chemicals	386	6.0%
Real Estate Management & Development	358	5.5%
Pharmaceuticals	298	4.6%
Machinery	280	4.3%
Health Care Technology	273	4.2%
Life Sciences Tools & Services	222	3.4%
Food Products	222	3.4%
Construction & Engineering	205	3.2%
Internet & Direct Marketing Retail	190	2.9%
Capital Markets	183	2.8%
Leisure Products	165	2.5%
IT Services	138	2.1%
Professional Services	137	2.1%
Auto Components	127	2.0%
Trading Companies & Distributors	123	1.9%
Energy Equipment & Services	110	1.7%
Building Products	86	1.3%
Biotechnology	81	1.3%
Specialty Retail	79	1.2%
Equity Real Estate Investment Trusts	76	1.2%
Diversified Financial Services	75	1.2%
Banks	64	1.0%
Media	55	0.9%
Insurance	41	0.6%
Health Care Providers & Services	38	0.6%
Hotels, Restaurants & Leisure	34	0.5%
Thrifts & Mortgage Finance	34	0.5%
Communications Equipment	23	0.4%
Short-Term Investments and Other Liabilities-Net	351	5.4%
	$6,485	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$6,135	$—	$—	$6,135
Short-Term Investments	—	542	—	542
Total Investments	$6,135	$542	$—	$6,677

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 95.6%
Aerospace & Defense 3.9%
Mercury Systems, Inc. *	77,947	$5,709
Spirit AeroSystems Holdings, Inc. Class A	130,290	11,334
Teledyne Technologies, Inc. *	22,252	7,610
		24,653
Banks 4.7%
BankUnited, Inc.	170,004	5,960
Comerica, Inc.	66,774	4,702
Huntington Bancshares, Inc.	413,130	6,152
TCF Financial Corp.	198,870	8,450
Texas Capital Bancshares, Inc. *	78,500	4,537
		29,801
Building Products 0.8%
Resideo Technologies, Inc. *	499,700	4,887
Capital Markets 0.0%(a)
Alimco Financial Corp. *	6,537	53
Commercial Services & Supplies 4.4%
Clean Harbors, Inc. *	80,814	6,679
Covanta Holding Corp.	411,900	6,059
Stericycle, Inc. *	247,500	15,548
		28,286
Communications Equipment 6.4%
Ciena Corp. *	594,800	22,579
Infinera Corp. *	1,124,900	7,177
Ribbon Communications, Inc. *	737,999	2,162
Viavi Solutions, Inc. *	590,099	8,863
		40,781
Construction & Engineering 0.8%
Valmont Industries, Inc.	33,300	4,767
Containers & Packaging 6.6%
Avery Dennison Corp.	129,836	16,927
Crown Holdings, Inc. *	333,726	25,330
		42,257
Electrical Equipment 0.2%
Babcock & Wilcox Enterprises, Inc. *	404,281	1,399
Electronic Equipment, Instruments & Components 4.1%
II-VI, Inc. *	91,130	2,660
Itron, Inc. *	196,231	15,714
OSI Systems, Inc. *	80,200	7,979
		26,353
Energy Equipment & Services 1.8%
Dril-Quip, Inc. *	83,900	3,546
Forum Energy Technologies, Inc. *	519,400	680
ION Geophysical Corp. *	124,331	1,048

McDermott International, Inc. *	447,571	358
Oil States International, Inc. *	182,700	2,912
Patterson-UTI Energy, Inc.	239,200	2,139
TETRA Technologies, Inc. *	664,392	817
		11,500
Equity Real Estate Investment Trusts 0.3%
Uniti Group, Inc.	274,800	1,847
Food Products 2.1%
Hain Celestial Group, Inc. *	261,000	6,452
TreeHouse Foods, Inc. *	142,100	6,947
		13,399
Health Care Equipment & Supplies 2.1%
Accuray, Inc. *	1,507,839	4,644
AtriCure, Inc. *	215,100	6,399
OraSure Technologies, Inc. *	271,600	2,200
		13,243
Health Care Providers & Services 4.7%
Acadia Healthcare Co., Inc. *	302,800	9,738
MEDNAX, Inc. *	216,500	5,655
Molina Healthcare, Inc. *	58,361	7,908
Patterson Cos., Inc.	348,200	6,776
		30,077
Holding Companies - Diversified 0.2%
Thunder Bridge Acquisition II Ltd. *(b)(d)	100,000	1,067
Hotels, Restaurants & Leisure 1.5%
International Game Technology PLC	215,200	3,196
SeaWorld Entertainment, Inc. *	225,200	6,594
		9,790
Household Durables 1.3%
Tempur Sealy International, Inc. *	95,300	8,089
Independent Power and Renewable Electricity Producers 4.3%
Atlantic Power Corp. *	1,966,535	4,641
Ormat Technologies, Inc.	124,541	9,571
Vistra Energy Corp.	483,931	12,839
		27,051
IT Services 6.4%
Conduent, Inc. *	690,000	4,672
CoreLogic, Inc. *	250,325	10,371
KBR, Inc.	521,100	15,513
Repay Holdings Corp. *	453,947	6,278
Unisys Corp. *	356,700	4,059
		40,893
Life Sciences Tools & Services 6.1%
Charles River Laboratories International, Inc. *	134,071	19,474
Fluidigm Corp. *	1,460,000	3,679
Luminex Corp.	304,000	6,423
NanoString Technologies, Inc. *	338,000	9,099
		38,675
Machinery 4.0%
Actuant Corp. Class A	260,775	6,405
Harsco Corp. *	278,900	6,205
Lydall, Inc. *	264,400	4,923
Twin Disc, Inc. *	119,209	1,214
Welbilt, Inc. *	403,000	6,726
		25,473
Marine 0.0%(a)
Danaos Corp. *	28,382	197
Media 1.5%
Criteo SA ADR *	368,100	6,571
MSG Networks, Inc. Class A *	183,953	2,987
		9,558
Metals & Mining 0.9%
Cleveland-Cliffs, Inc.	710,700	5,678
Pharmaceuticals 1.3%
Amneal Pharmaceuticals, Inc. *	1,003,410	3,773
Intersect ENT, Inc. *	173,388	3,759
Mallinckrodt PLC *	136,200	513
		8,045
Road & Rail 3.0%
Avis Budget Group, Inc. *	217,500	6,471
Hertz Global Holdings, Inc. *	602,717	9,342
Ryder System, Inc.	61,504	3,228
		19,041
Semiconductors & Semiconductor Equipment 6.1%
CEVA, Inc. *	126,000	3,266
Entegris, Inc.	112,900	5,343
Impinj, Inc. *	62,100	1,960
MACOM Technology Solutions Holdings, Inc. *	446,418	11,013
Rambus, Inc. *	761,144	9,933
Veeco Instruments, Inc. *	535,300	7,328
		38,843
Software 12.1%
Box, Inc. Class A *	159,300	2,906
Cerence, Inc. *	112,237	1,746
Cloudera, Inc. *	1,174,900	11,608
FireEye, Inc. *	787,800	13,204
Nuance Communications, Inc. *	897,900	16,099
OneSpan, Inc. *	333,900	6,227

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^

(Unaudited) (cont’d)

	Number of Shares	Value (000's)
Talend SA ADR *	82,900	$3,147
TiVo Corp.	833,030	6,506
Verint Systems, Inc. *	319,161	15,514
		76,957
Specialty Retail 2.4%
Chico's FAS, Inc.	528,800	2,522
Children's Place, Inc.	63,800	4,610
Express, Inc. *	422,800	1,662
Office Depot, Inc.	1,806,667	4,029
Party City Holdco, Inc. *	934,690	1,804
RTW RetailWinds, Inc. *	235,700	316
		14,943
Technology Hardware, Storage & Peripherals 1.6%
Diebold Nixdorf, Inc. *	679,500	4,940
Quantum Corp. *	185,075	1,074
Stratasys Ltd. *	236,400	4,359
		10,373
Total Common Stocks (Cost $515,758)		607,976

Principal Amount
Corporate Bonds 0.3%
Oil & Gas Services 0.3%
SESI LLC, 7.13%, due 12/15/2021 (Cost $2,154)	$3,000,000	$2,235

	Number of Shares
Warrants 0.1%
IT Services 0.1%
Repay Pipe Expires 1/1/2025* (Cost $—)	454	459
Short-Term Investments 4.0%
Investment Companies 4.0%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (c) (Cost $25,483)	25,483,318	25,483
Total Investments 100.0% (Cost $543,395)		$636,153
Liabilities Less Other Assets 0.0%(a)		(275)
Net Assets 100.0%		$635,878

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the fund.
(b)	Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to approximately $1,067,000, which represents 0.2% of net assets of the Fund.
(c)	Represents 7-day effective yield as of November 30, 2019.
(d)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At November 30, 2019, these securities amounted to approximately $1,067,000, which represents 0.2% of net assets of the Fund.

Restricted Security (000’s omitted)	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 11/30/2019	Fair Value Percentage of Net Assets as of 11/30/2019
Thunder Bridge Acquisition ll Ltd.	9/11/2019	$900	0.1%	$1,067	0.2%
Total		$900	0.1%	$1,067	0.2%

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Holding Companies - Diversified	$—	$1,067	$—	$1,067
Other Common Stocks(a)	606,909	—	—	606,909
Total Common Stocks	606,909	1,067	—	607,976
Corporate Bonds(a)	—	2,235	—	2,235
Warrants(a)	459	—	—	459
Short-Term Investments	—	25,483	—	25,483
Total Investments	$607,368	$28,785	$—	$636,153

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 97.4%
Aerospace & Defense 1.0%
United Technologies Corp.	126,296	$18,735
Airlines 1.3%
United Airlines Holdings, Inc. *	274,513	25,475
Auto Components 0.7%
Aptiv PLC	145,854	13,693
Banks 9.5%
Bank of America Corp.	1,370,097	45,652
Citigroup, Inc.	520,828	39,124
JPMorgan Chase & Co.	753,888	99,332
		184,108
Beverages 1.0%
PepsiCo, Inc.	143,438	19,483
Building Products 0.9%
AO Smith Corp.	362,581	17,549
Capital Markets 1.9%
Goldman Sachs Group, Inc.	132,277	29,279
Morgan Stanley	163,007	8,066
		37,345
Chemicals 2.5%
LyondellBasell Industries NV Class A	101,300	9,375
PPG Industries, Inc.	308,206	39,709
		49,084
Containers & Packaging 1.3%
Avery Dennison Corp.	187,994	24,509
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. Class B *	33,100	7,292
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	306,361	18,455
Electric Utilities 3.6%
American Electric Power Co., Inc.	158,696	14,497
Duke Energy Corp.	436,357	38,474
FirstEnergy Corp.	346,619	16,530
		69,501
Electrical Equipment 0.5%
AMETEK, Inc.	100,578	9,958
Energy Equipment & Services 1.4%
Schlumberger Ltd.	745,859	27,000
Equity Real Estate Investment Trusts 6.9%
American Homes 4 Rent Class A	585,145	15,629
Boston Properties, Inc.	2,815	390
Equity LifeStyle Properties, Inc.	270,988	20,075
Equity Residential	229,136	19,500
Prologis, Inc.	435,897	39,906
Public Storage	180,617	38,052
		133,552
Food & Staples Retailing 2.4%
Walmart, Inc.	385,738	45,938
Food Products 3.6%
Kraft Heinz Co.	468,080	14,276
Mondelez International, Inc. Class A	704,411	37,010
Nestle SA ADR	177,982	18,500
		69,786
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	321,468	27,469
Baxter International, Inc.	266,667	21,859
Medtronic PLC	82,825	9,226
Zimmer Biomet Holdings, Inc.	23,974	3,483
		62,037
Health Care Providers & Services 1.1%
HCA Healthcare, Inc.	149,663	20,752
Household Durables 1.4%
PulteGroup, Inc.	690,857	27,392
Household Products 3.3%
Procter & Gamble Co.	527,520	64,389
Industrial Conglomerates 3.0%
3M Co.	13,822	2,347
General Electric Co.	3,703,013	41,733
Honeywell International, Inc.	77,576	13,851
		57,931
Insurance 4.2%
American International Group, Inc.	516,039	27,175
Assurant, Inc.	136,633	18,154
Chubb Ltd.	118,101	17,890
MetLife, Inc.	392,726	19,601
		82,820
Machinery 7.2%
Caterpillar, Inc.	283,721	41,063
Cummins, Inc.	179,352	32,796
Illinois Tool Works, Inc.	144,594	25,207
PACCAR, Inc.	248,735	20,240
Parker-Hannifin Corp.	100,571	19,992
		139,298
Media 1.3%
Comcast Corp. Class A	562,751	24,845
Metals & Mining 12.0%
Agnico Eagle Mines Ltd.	137,181	8,176
BHP Group Ltd. ADR (a)	1,489,372	76,747
Franco-Nevada Corp.	232,231	22,833
Newmont Goldcorp Corp.	1,772,964	68,082
Rio Tinto PLC ADR	234,976	12,820
Southern Copper Corp.	1,054,871	40,117
Steel Dynamics, Inc.	123,347	4,161
		232,936
Mortgage Real Estate Investment Trusts 1.2%
Annaly Capital Management, Inc.	421,568	3,933
Starwood Property Trust, Inc.	799,937	19,599
		23,532
Multi-Utilities 1.4%
Ameren Corp.	83,486	6,206
DTE Energy Co.	176,872	22,098
		28,304
Oil, Gas & Consumable Fuels 10.9%
Apache Corp.	321,117	7,155
Cenovus Energy, Inc.	182,800	1,625
Chevron Corp.	63,394	7,425
EOG Resources, Inc.	53,554	3,797
Exxon Mobil Corp.	1,461,440	99,568
Phillips 66	282,701	32,431
Pioneer Natural Resources Co.	158,547	20,269
Suncor Energy, Inc.	475,465	14,930
Valero Energy Corp.	118,139	11,281
WPX Energy, Inc. *	1,309,068	12,881
		211,362
Pharmaceuticals 1.5%
Bristol-Myers Squibb Co.	147,917	8,422
Johnson & Johnson	146,517	20,145
		28,567
Road & Rail 0.2%
Kansas City Southern	27,718	4,225
Specialty Retail 1.8%
Tiffany & Co.	267,773	35,828
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc. Class B	137,141	12,821
Tobacco 2.5%
Philip Morris International, Inc.	585,003	48,514
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc. *	207,997	16,338
Total Common Stocks (Cost $1,657,697)		1,893,354
Short-Term Investments 6.4%
Investment Companies 6.4%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.59% (b)	50,143,057	50,143
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (b)(c)	74,116,419	74,116

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) (cont’d)

Value (000's)
Total Short-Term Investments (Cost $124,259)	$124,259
Total Investments 103.8% (Cost $1,781,956)	2,017,613
Liabilities Less Other Assets (3.8)%	(73,956)
Net Assets 100.0%	$1,943,657

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2019. Total value of all such securities at November 30, 2019 amounted to approximately $72,061,000 for the Fund.
(b)	Represents 7-day effective yield as of November 30, 2019.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,893,354	$—	$—	$1,893,354
Short-Term Investments	—	124,259	—	124,259
Total Investments	$1,893,354	$124,259	$—	$2,017,613

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 99.5%
Aerospace & Defense 4.2%
Axon Enterprise, Inc. *	105,000	$7,749
HEICO Corp.	150,000	19,483
L3Harris Technologies, Inc.	112,500	22,623
Teledyne Technologies, Inc. *	35,000	11,970
		61,825
Airlines 0.8%
Alaska Air Group, Inc.	160,000	11,042
Auto Components 0.8%
Aptiv PLC	125,000	11,735
Banks 1.0%
SVB Financial Group *	62,500	14,483
Biotechnology 4.1%
Alexion Pharmaceuticals, Inc. *	75,000	8,546
Ascendis Pharma A/S ADR *	35,000	4,031
BioMarin Pharmaceutical, Inc. *	100,000	8,071
Exact Sciences Corp. *	162,500	13,164
Incyte Corp. *	130,000	12,241
Neurocrine Biosciences, Inc. *	39,000	4,548
Seattle Genetics, Inc. *	75,000	9,026
		59,627
Capital Markets 3.1%
Cboe Global Markets, Inc.	125,000	14,862
MarketAxess Holdings, Inc.	35,000	14,134
Raymond James Financial, Inc.	180,000	16,168
		45,164
Commercial Services & Supplies 3.1%
Cintas Corp.	100,000	25,706
Waste Connections, Inc.	225,000	20,374
		46,080
Communications Equipment 1.7%
Motorola Solutions, Inc.	150,000	25,095
Construction & Engineering 1.1%
MasTec, Inc. *	250,000	16,585
Consumer Finance 0.4%
Synchrony Financial	150,000	5,611
Containers & Packaging 1.9%
Ball Corp.	200,000	13,212
Packaging Corp. of America	125,000	13,987
		27,199
Diversified Consumer Services 3.1%
Bright Horizons Family Solutions, Inc. *	162,000	24,384
Chegg, Inc. *	150,000	5,815
Service Corp. International	330,000	14,527
		44,726
Electrical Equipment 2.2%
AMETEK, Inc.	225,000	22,277
Generac Holdings, Inc. *	101,000	9,949
		32,226
Electronic Equipment, Instruments & Components 6.9%
Amphenol Corp. Class A	209,500	21,788
CDW Corp.	220,000	29,711
Keysight Technologies, Inc. *	220,000	23,547
Trimble, Inc. *	375,000	15,199
Zebra Technologies Corp. Class A *	45,000	11,292
		101,537
Entertainment 1.7%
Take-Two Interactive Software, Inc. *	150,000	18,203
World Wrestling Entertainment, Inc. Class A (a)	120,000	7,442
		25,645
Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	437,500	10,369
Food Products 0.9%
Lamb Weston Holdings, Inc.	155,000	13,017
Health Care Equipment & Supplies 6.9%
Haemonetics Corp. *	100,000	12,060
Hill-Rom Holdings, Inc.	135,000	14,473
IDEXX Laboratories, Inc. *	55,000	13,837
Insulet Corp. *	120,000	22,284
Masimo Corp. *	50,000	7,754
Penumbra, Inc. *	85,000	15,038
Teleflex, Inc.	42,500	15,017
		100,463
Health Care Providers & Services 1.0%
Centene Corp. *	132,000	7,982
Encompass Health Corp.	100,000	7,071
		15,053
Health Care Technology 2.4%
Teladoc Health, Inc. *(a)	135,000	11,305
Veeva Systems, Inc. Class A *	162,500	24,242
		35,547
Hotels, Restaurants & Leisure 2.6%
Norwegian Cruise Line Holdings Ltd. *	275,000	14,751
Planet Fitness, Inc. Class A *	105,000	7,762
Vail Resorts, Inc.	65,000	15,773
		38,286
Household Products 1.0%
Church & Dwight Co., Inc.	200,000	14,048
Independent Power and Renewable Electricity Producers 1.0%
Vistra Energy Corp.	577,000	15,308
Industrial Conglomerates 1.7%
Roper Technologies, Inc.	68,000	24,505
Insurance 0.7%
Assurant, Inc.	75,000	9,965
Interactive Media & Services 1.1%
IAC/InterActiveCorp *	70,000	15,589
Internet & Direct Marketing Retail 0.4%
Etsy, Inc. *	125,000	5,424
IT Services 9.1%
Booz Allen Hamilton Holding Corp.	65,000	4,729
EPAM Systems, Inc. *	95,000	20,126
Fiserv, Inc. *	240,000	27,898
Global Payments, Inc.	200,000	36,220
Okta, Inc. *	110,000	14,276
Square, Inc. Class A *	175,000	12,096
Twilio, Inc. Class A *	127,500	13,168
Wix.com Ltd. *	45,000	5,440
		133,953
Life Sciences Tools & Services 3.0%
Avantor, Inc. *	215,000	3,683
Bio-Rad Laboratories, Inc. Class A *	72,500	26,780
PRA Health Sciences, Inc. *	130,000	14,145
		44,608
Machinery 1.4%
IDEX Corp.	130,000	21,156
Media 2.1%
Altice USA, Inc. Class A *	600,000	15,348
Nexstar Media Group, Inc. Class A	140,000	15,079
		30,427
Oil, Gas & Consumable Fuels 0.6%
Cheniere Energy, Inc. *	70,000	4,238
ONEOK, Inc.	65,000	4,618
		8,856
Pharmaceuticals 0.9%
Catalent, Inc. *	150,000	7,799
Jazz Pharmaceuticals PLC *	35,000	5,289
		13,088
Professional Services 2.1%
CoStar Group, Inc. *	50,000	30,643
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	35,000	5,822

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) (cont’d)

	Number of Shares	Value (000's)
Road & Rail 0.7%
Old Dominion Freight Line, Inc.	50,000	$9,579
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc. *	850,000	33,277
Entegris, Inc.	100,000	4,732
KLA Corp.	105,000	17,205
Marvell Technology Group Ltd.	650,000	17,141
Monolithic Power Systems, Inc.	115,000	18,478
Teradyne, Inc.	125,000	7,824
		98,657
Software 8.7%
Coupa Software, Inc. *	75,000	11,512
Everbridge, Inc. *	100,000	8,794
HubSpot, Inc. *	45,000	6,795
Paylocity Holding Corp. *	100,000	12,232
Proofpoint, Inc. *	120,000	14,243
Q2 Holdings, Inc. *	150,000	12,664
RingCentral, Inc. Class A *	120,000	20,696
Splunk, Inc. *	140,000	20,891
Trade Desk, Inc. Class A *	37,500	9,875
Zendesk, Inc. *	120,000	9,480
		127,182
Specialty Retail 5.2%
Burlington Stores, Inc. *	110,000	24,750
Five Below, Inc. *	132,500	16,392
O'Reilly Automotive, Inc. *	41,000	18,133
Ross Stores, Inc.	75,000	8,711
Ulta Beauty, Inc. *	37,500	8,770
		76,756
Textiles, Apparel & Luxury Goods 0.6%
Columbia Sportswear Co.	90,000	8,325
Trading Companies & Distributors 1.5%
AerCap Holdings NV *	110,000	6,799
United Rentals, Inc. *	95,000	14,540
		21,339
Total Common Stocks (Cost $1,009,946)		1,456,545
Short-Term Investments 1.4%
Investment Companies 1.4%
State Street Institutional U.S. Government Money Market Fund Premier Class,1.59% (b)	8,296,307	8,296
State Street Navigator Securities Lending Government Money Market Portfolio,1.62% (b)(c)	11,859,736	11,860
Total Short-Term Investments (Cost $20,156)		20,156

Total Investments 100.9% (Cost $1,030,102)		$1,476,701
Liabilities Less Other Assets (0.9)%		(12,855)
Net Assets 100.0%		$1,463,846

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2019. Total value of all such securities at November 30, 2019 amounted to approximately $11,554,000 for the Fund.
(b)	Represents 7-day effective yield as of November 30, 2019.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,456,545	$—	$—	$1,456,545
Short-Term Investments	—	20,156	—	20,156
Total Investments	$1,456,545	$20,156	$—	$1,476,701

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 99.6%
Aerospace & Defense 7.0%
General Dynamics Corp.	13,950	$2,535
Hexcel Corp.	24,300	1,935
Spirit AeroSystems Holdings, Inc. Class A	17,600	1,531
		6,001
Airlines 2.7%
American Airlines Group, Inc.	33,300	957
JetBlue Airways Corp. *	69,600	1,341
		2,298
Auto Components 1.8%
Aptiv PLC	16,100	1,511
Banks 10.9%
BankUnited, Inc.	69,400	2,433
BB&T Corp.	38,900	2,129
Comerica, Inc.	39,600	2,788
KeyCorp	105,000	2,036
		9,386
Beverages 2.3%
Molson Coors Brewing Co. Class B	39,300	1,984
Biotechnology 2.5%
Alexion Pharmaceuticals, Inc. *	19,200	2,188
Building Products 1.6%
Johnson Controls International PLC	32,600	1,396
Capital Markets 2.1%
State Street Corp.	24,200	1,817
Chemicals 2.0%
Ashland Global Holdings, Inc.	24,400	1,749
Commercial Services & Supplies 2.6%
Covanta Holding Corp.	114,900	1,690
KAR Auction Services, Inc.	24,400	516
		2,206
Communications Equipment 1.6%
Ciena Corp. *	35,600	1,351
Construction & Engineering 1.1%
Valmont Industries, Inc.	6,600	945
Electric Utilities 2.4%
Evergy, Inc.	33,200	2,101
Electronic Equipment, Instruments & Components 2.4%
Itron, Inc. *	25,800	2,066
Entertainment 1.8%
Lions Gate Entertainment Corp. Class A *	27,700	259

Lions Gate Entertainment Corp. Class B *	152,700	1,324
		1,583
Food Products 5.1%
Hain Celestial Group, Inc. *	97,500	2,410
TreeHouse Foods, Inc. *	39,900	1,951
		4,361
Health Care Equipment & Supplies 3.0%
Zimmer Biomet Holdings, Inc.	18,000	2,615
Health Care Providers & Services 1.3%
MEDNAX, Inc. *	43,700	1,141
Hotels, Restaurants & Leisure 9.9%
International Game Technology PLC	178,400	2,649
MGM Resorts International	86,600	2,767
Wyndham Destinations, Inc.	63,500	3,080
		8,496
Independent Power and Renewable Electricity Producers 2.9%
AES Corp.	70,900	1,341
Vistra Energy Corp.	44,600	1,183
		2,524
IT Services 3.0%
Amdocs Ltd.	18,400	1,275
Conduent, Inc. *	188,300	1,275
		2,550
Mortgage Real Estate Investment Trusts 3.0%
Starwood Property Trust, Inc.	105,500	2,585
Oil, Gas & Consumable Fuels 7.6%
Cabot Oil & Gas Corp.	48,100	767
Devon Energy Corp.	77,800	1,703
ONEOK, Inc.	29,500	2,096
Williams Cos., Inc.	88,300	2,006
		6,572
Semiconductors & Semiconductor Equipment 3.5%
ON Semiconductor Corp. *	64,400	1,383
Skyworks Solutions, Inc.	16,400	1,612
		2,995
Software 4.9%
Nuance Communications, Inc. *	161,700	2,899
Teradata Corp. *	48,200	1,280
		4,179
Specialty Retail 5.1%
Best Buy Co., Inc.	20,400	1,645
Chico's FAS, Inc.	205,100	979
Children's Place, Inc.	24,900	1,799
		4,423
Technology Hardware, Storage & Peripherals 2.3%
Western Digital Corp.	38,636	1,945
Trading Companies & Distributors 3.2%
AerCap Holdings NV *	43,900	2,713
Total Common Stocks (Cost $74,309)		85,681
Warrants 0.1%
Diversified Consumer Services 0.1%
OneSpaWorld Holdings Ltd. Expires 3/19/2024 * (Cost $—)	18,168	100
Short-Term Investments 0.3%
Investment Companies 0.3%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.59% (a) (Cost $260)	259,884	260
Total Investments 100.0% (Cost $74,569)		86,041
Other Assets Less Liabilities 0.0%(b)		4
Net Assets 100.0%		$86,045

*	Non-income producing security.

(a)	Represents 7-day effective yield as of November 30, 2019.

(b)	Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) (Cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$85,681	$—	$—	$85,681
Warrants(a)	100	—	—	100
Short-Term Investments	—	260	—	260
Total Investments	$85,781	$260	$—	$86,041

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 98.6%
Aerospace & Defense 4.7%
Boeing Co.	82,000	$30,027
Raytheon Co.	128,000	27,830
		57,857
Banks 4.7%
JPMorgan Chase & Co.	435,000	57,316
Capital Markets 7.5%
Brookfield Asset Management, Inc. Class A	1,070,000	62,499
Charles Schwab Corp.	594,000	29,403
		91,902
Chemicals 2.2%
Methanex Corp.	64,000	2,392
Sherwin-Williams Co.	43,000	25,074
		27,466
Communications Equipment 7.2%
Cisco Systems, Inc.	890,000	40,326
Motorola Solutions, Inc.	290,000	48,517
		88,843
Construction Materials 1.5%
Eagle Materials, Inc.	205,000	18,866
Containers & Packaging 2.7%
Ball Corp.	510,000	33,691
Diversified Financial Services 5.4%
Berkshire Hathaway, Inc. Class B *	300,000	66,090
Electrical Equipment 1.9%
Rockwell Automation, Inc.	120,000	23,501
Entertainment 1.7%
Activision Blizzard, Inc.	385,000	21,110
Food & Staples Retailing 4.8%
US Foods Holding Corp. *	1,485,000	59,058
Food Products 2.9%
Lamb Weston Holdings, Inc.	205,000	17,216
Mondelez International, Inc. Class A	340,000	17,864
		35,080
Health Care Equipment & Supplies 1.5%
Hill-Rom Holdings, Inc.	177,000	18,976
Health Care Providers & Services 4.5%
HCA Healthcare, Inc.	290,000	40,211
Universal Health Services, Inc. Class B	110,000	15,344
		55,555
Hotels, Restaurants & Leisure 5.1%
Aramark	920,000	40,149
McDonald's Corp.	115,000	22,365
		62,514
Insurance 2.9%
Chubb Ltd.	235,000	35,598
Interactive Media & Services 5.2%
Alphabet, Inc. Class C *	49,000	63,943
IT Services 1.9%
PayPal Holdings, Inc. *	215,000	23,222
Machinery 4.3%
Allison Transmission Holdings, Inc.	340,000	16,456
Stanley Black & Decker, Inc.	230,000	36,280
		52,736
Media 4.6%
Comcast Corp. Class A	885,000	39,073
Fox Corp. Class A	485,000	17,343
		56,416
Pharmaceuticals 2.4%
Pfizer, Inc.	775,000	29,853
Road & Rail 3.1%
CSX Corp.	525,000	37,558
Semiconductors & Semiconductor Equipment 2.0%
Analog Devices, Inc.	219,000	24,736
Software 4.5%
CDK Global, Inc.	85,000	4,552
Microsoft Corp.	333,000	50,409
		54,961
Specialty Retail 3.4%
Advance Auto Parts, Inc.	95,000	14,922
Lowe's Cos., Inc.	225,000	26,395
		41,317
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	179,000	47,838
Textiles, Apparel & Luxury Goods 2.1%
NIKE, Inc. Class B	275,000	25,710
Total Common Stocks (Cost $686,917)		1,211,713
Short-Term Investments 1.3%
Investment Companies 1.3%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (a) (Cost $15,912)	15,912,197	15,912
Total Investments 99.9% (Cost $702,829)		1,227,625
Other Assets Less Liabilities 0.1%		1,668
Net Assets 100.0%		$1,229,293

*	Non-income producing security.

(a)	Represents 7-day effective yield as of November 30, 2019.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,211,713	$—	$—	$1,211,713
Short-Term Investments	—	15,912	—	15,912
Total Investments	$1,211,713	$15,912	$—	$1,227,625

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 98.9%
Apartments 13.8%
Apartment Investment & Management Co. Class A	261,525	$14,062
Camden Property Trust	123,965	13,828
Equity Residential	318,370	27,093
Essex Property Trust, Inc.	67,818	21,172
		76,155
Data Centers 9.2%
CyrusOne, Inc.	200,303	12,479
Digital Realty Trust, Inc.	74,977	9,069
Equinix, Inc.	52,009	29,481
		51,029
Free Standing 6.3%
Four Corners Property Trust, Inc.	257,674	7,297
National Retail Properties, Inc.	272,849	15,209
Spirit Realty Capital, Inc.	235,152	12,322
		34,828
Health Care 5.1%
Healthcare Trust of America, Inc. Class A	359,885	10,922
Welltower, Inc.	207,767	17,571
		28,493
Hotels, Restaurants & Leisure 1.5%
Hyatt Hotels Corp. Class A	100,146	8,092
Industrial 8.5%
Duke Realty Corp.	286,700	10,086
Prologis, Inc.	310,088	28,389
Rexford Industrial Realty, Inc.	174,057	8,330
		46,805
Infrastructure 16.6%
American Tower Corp.	213,802	45,760
Crown Castle International Corp.	192,857	25,778
SBA Communications Corp.	86,494	20,453
		91,991
IT Services 1.2%
InterXion Holding NV *	76,800	6,531
Manufactured Homes 7.3%
Equity LifeStyle Properties, Inc.	338,111	25,047
Sun Communities, Inc.	91,873	15,133
		40,180
Office 6.4%
Douglas Emmett, Inc.	387,734	17,088
Highwoods Properties, Inc.	153,334	7,444
SL Green Realty Corp.	127,938	10,917
		35,449
Real Estate Management & Development 1.7%
Brookfield Asset Management, Inc. Class A	160,563	9,378
Regional Malls 5.9%
Healthpeak Properties, Inc.	473,953	16,531
Macerich Co.	109,190	2,941
Simon Property Group, Inc.	87,958	13,300
		32,772
Self Storage 5.3%
Extra Space Storage, Inc.	95,578	10,136
Public Storage	91,879	19,357
		29,493
Shopping Centers 3.2%
Kimco Realty Corp.	411,570	8,898
Regency Centers Corp.	136,234	8,861
		17,759
Single Family Homes 3.6%
American Homes 4 Rent Class A	755,758	20,186
Timber 3.3%
Weyerhaeuser Co.	627,084	18,505
Total Common Stocks (Cost $455,600)		547,646
Short-Term Investments 1.4%
Investment Companies 1.4%
State Street Institutional U.S. Government Money Market Fund Premier Class,1.59% (a) (Cost $7,844)	7,843,880	7,844
Total Investments 100.3% (Cost $463,444)		555,490
Liabilities Less Other Assets (0.3)%		(1,785)
Net Assets 100.0%		$553,705

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2019.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$547,646	$—	$—	$547,646
Short-Term Investments	—	7,844	—	7,844
Total Investments	$547,646	$7,844	$—	$555,490

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 93.0%

Aerospace & Defense 3.2%
Axon Enterprise, Inc. *	35,000	$2,583
Cubic Corp.	41,300	2,460
Mercury Systems, Inc. *	31,500	2,307
		7,350
Banks 1.4%
Pinnacle Financial Partners, Inc.	35,000	2,150
Valley National Bancorp	85,000	984
		3,134
Beverages 0.8%
Boston Beer Co., Inc. Class A *	5,000	1,922

Biotechnology 10.9%
ACADIA Pharmaceuticals, Inc. *	25,300	1,146
Alder Biopharmaceuticals, Inc.*(b)(e)	150,000	135
Amicus Therapeutics, Inc. *	220,000	2,306
Arena Pharmaceuticals, Inc. *	60,000	2,843
Ascendis Pharma A/S ADR *	5,000	576
Biohaven Pharmaceutical Holding Co. Ltd. *	32,500	1,863
Blueprint Medicines Corp. *	17,500	1,436
Fate Therapeutics, Inc. *	107,400	1,677
Global Blood Therapeutics, Inc. *	50,000	3,325
Krystal Biotech, Inc. *	40,600	2,294
Natera, Inc. *	20,000	730
Portola Pharmaceuticals, Inc. *	100,000	2,855
PTC Therapeutics, Inc. *	42,500	1,996
Veracyte, Inc. *	70,000	2,010
		25,192
Building Products 2.8%
Builders FirstSource, Inc. *	65,000	1,652
Gibraltar Industries, Inc. *	33,000	1,723
Trex Co., Inc. *	35,500	3,055
		6,430
Chemicals 0.4%
Ingevity Corp. *	10,000	903

Commercial Services & Supplies 3.7%
Casella Waste Systems, Inc. Class A *	68,000	3,176
Heritage-Crystal Clean, Inc. *	57,000	1,763
MSA Safety, Inc.	28,400	3,520
		8,459
Construction & Engineering 1.2%
MasTec, Inc. *	40,000	2,653

Consumer Finance 1.0%
OneMain Holdings, Inc.	55,000	2,370

Containers & Packaging 0.8%
Graphic Packaging Holding Co.	110,000	1,790

Diversified Consumer Services 3.7%
Bright Horizons Family Solutions, Inc. *	15,000	2,258
Chegg, Inc. *	95,400	3,698
OneSpaWorld Holdings Ltd.(a)	161,400	2,636
		8,592
Diversified Telecommunication Services 0.5%
Bandwidth, Inc. Class A *	20,000	1,119

Electrical Equipment 0.9%
Generac Holdings, Inc. *	22,000	2,167

Entertainment 1.2%
Marcus Corp.	56,000	1,762
World Wrestling Entertainment, Inc. Class A(a)	16,500	1,023
		2,785
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc. *	82,000	1,943

Health Care Equipment & Supplies 4.9%
Axonics Modulation Technologies, Inc. *	60,000	1,463
Haemonetics Corp. *	20,800	2,508
iRhythm Technologies, Inc. *	31,400	2,264
Mesa Laboratories, Inc.(a)	5,000	1,171
Oxford Immunotec Global PLC *	135,000	2,255
Tandem Diabetes Care, Inc. *	23,500	1,622
		11,283
Health Care Providers & Services 4.3%
Amedisys, Inc. *	10,000	1,630
AMN Healthcare Services, Inc. *	20,000	1,189
Guardant Health, Inc. *	16,000	1,243
HealthEquity, Inc. *	26,100	1,641
R1 RCM, Inc. *	325,000	4,189
		9,892
Health Care Technology 2.7%
HMS Holdings Corp. *	57,300	1,731
Inspire Medical Systems, Inc. *	40,000	2,838
Teladoc Health, Inc.* (a)	20,000	1,675
		6,244
Hotels, Restaurants & Leisure 4.0%
Boyd Gaming Corp.	59,500	1,750
Churchill Downs, Inc.	16,000	2,080
Denny's Corp. *	100,000	1,954
Marriott Vacations Worldwide Corp.	14,000	1,720
Planet Fitness, Inc. Class A *	22,000	1,626
		9,130
Household Durables 1.2%
Skyline Champion Corp. *	86,000	2,853

Insurance 1.0%
Primerica, Inc.	17,600	2,355

Internet & Direct Marketing Retail 0.4%
Etsy, Inc. *	21,000	911

IT Services 2.5%
Science Applications International Corp.	28,000	2,390
WNS Holdings Ltd. ADR *	52,000	3,282
		5,672
Life Sciences Tools & Services 2.2%
NeoGenomics, Inc. *	42,000	1,084
Repligen Corp. *	45,400	4,029
		5,113
Machinery 3.8%
ESCO Technologies, Inc.	24,000	2,114
Evoqua Water Technologies Corp. *	108,000	2,045
Rexnord Corp. *	83,500	2,638
Woodward, Inc.	17,000	1,985
		8,782
Marine 0.9%
Kirby Corp. *	25,000	2,109

Media 2.4%
Cardlytics, Inc. *	54,000	3,027
Nexstar Media Group, Inc. Class A	22,500	2,423
		5,450
Multiline Retail 0.5%
Ollie's Bargain Outlet Holdings, Inc. *	19,000	1,243

Personal Products 0.9%
Inter Parfums, Inc.	30,000	2,115

Pharmaceuticals 2.9%
Axsome Therapeutics, Inc. *(a)	45,000	1,772
Collegium Pharmaceutical, Inc. *	1,900	41
Horizon Therapeutics PLC *	72,900	2,390
Reata Pharmaceuticals, Inc. Class A *	12,500	2,439
		6,642
Professional Services 0.8%
Exponent, Inc.	28,000	1,779

Semiconductors & Semiconductor Equipment 6.4%
Cabot Microelectronics Corp.	9,000	1,201
Entegris, Inc.	35,000	1,656
Inphi Corp. *	35,000	2,437
Lattice Semiconductor Corp. *	247,000	4,666
Monolithic Power Systems, Inc.	18,000	2,892
Semtech Corp. *	39,000	1,890
		14,742
Software 13.4%
Anaplan, Inc. *	58,000	3,127
Avalara, Inc. *	42,000	3,277
Descartes Systems Group, Inc. *	79,300	3,397
Envestnet, Inc. *	28,100	2,001
Everbridge, Inc. *	43,000	3,782
Globant SA *	24,000	2,568
LivePerson, Inc.*(a)	92,000	3,652
Q2 Holdings, Inc. *	47,000	3,968
Rapid7, Inc. *	48,000	2,691
Smartsheet, Inc. Class A *	52,000	2,466
		30,929
Specialty Retail 1.9%
Five Below, Inc. *	12,400	1,534
Lithia Motors, Inc. Class A	10,000	1,606
Monro, Inc.	17,000	1,248
		4,388

Thrifts & Mortgage Finance 0.5%
MGIC Investment Corp.	80,000	1,153

Trading Companies & Distributors 2.1%
Air Lease Corp.	63,000	2,925
H&E Equipment Services, Inc.	56,000	1,848
		4,773
Total Common Stocks (Cost $194,099)		214,367

Short-Term Investments 9.2%

Investment Companies 9.2%
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.59% (c)	16,981,947	16,982
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (c)(d)	4,228,887	4,229

Total Short-Term Investments (Cost $21,211)		21,211

Total Investments 102.2% (Cost $215,310)		235,578
Liabilities Less Other Assets (2.2)%		(5,018)

Net Assets 100.0%		$230,560

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2019. Total value of all such securities at November 30, 2019 amounted to approximately $4,139,000 for the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of November 30, 2019.
(d)	Represents investment of cash collateral received from securities lending.
(e)	Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to approximately $135,000, which represents 0.1% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Biotechnology	$25,057	$—	$135	$25,192
Other Common Stocks(a)	189,175	—	—	189,175
Total Common Stocks	214,232	—	135	214,367
Short-Term Investments	—	21,211	—	21,211
Total Investments	$214,232	$21,211	$135	$235,578

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2019
Investments in Securities: (000’s omitted)
Common Stocks(c)
Biotechnology	$—	$—	$—	$3	$132	$—	$—	$—	$135	$3
Total	$—	$—	$—	$3	$132	$—	$—	$—	$135	$3

(c)	As of the period ended November 30, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) November 30, 2019

	Number of Shares	Value (000's)
Common Stocks 98.2%
Airlines 2.1%
Ryanair Holdings PLC ADR *	478,765	$39,891
Auto Components 3.4%
Aptiv PLC	674,037	63,279
Banks 6.3%
JPMorgan Chase & Co.	494,430	65,146
U.S. Bancorp	880,059	52,830
		117,976
Capital Markets 3.9%
Intercontinental Exchange, Inc.	770,809	72,587
Chemicals 2.7%
Sherwin-Williams Co.	86,172	50,249
Communications Equipment 1.5%
Arista Networks, Inc. *	144,571	28,210
Consumer Finance 1.8%
American Express Co.	270,652	32,511
Electrical Equipment 2.9%
Vestas Wind Systems A/S	561,244	53,409
Electronic Equipment, Instruments & Components 1.7%
Zebra Technologies Corp. Class A *	127,163	31,910
Equity Real Estate Investment Trusts 1.6%
Weyerhaeuser Co.	1,012,908	29,891
Food & Staples Retailing 2.1%
Kroger Co.	1,459,045	39,890
Health Care Equipment & Supplies 9.5%
Becton, Dickinson & Co.	230,585	59,606
Danaher Corp.	395,504	57,736
Medtronic PLC	542,559	60,436
		177,778
Health Care Providers & Services 6.4%
AmerisourceBergen Corp.	618,316	54,356
Cigna Corp.	327,132	65,400
		119,756
Hotels, Restaurants & Leisure 2.5%
Compass Group PLC	1,895,121	46,435
Insurance 1.8%
Progressive Corp.	457,818	33,444
Interactive Media & Services 3.4%
Alphabet, Inc. Class A *	48,710	63,522
IT Services 4.6%
Cognizant Technology Solutions Corp. Class A	589,383	37,785
MasterCard, Inc. Class A	162,019	47,347
		85,132
Machinery 3.7%
Stanley Black & Decker, Inc.	435,966	68,769
Media 3.7%
Comcast Corp. Class A	1,566,181	69,147
Multi-Utilities 1.5%
National Grid PLC	2,397,429	27,587
Oil, Gas & Consumable Fuels 2.0%
EQT Corp.	1,244,878	10,868
Noble Energy, Inc.	1,302,780	27,046
		37,914
Personal Products 3.1%
Unilever NV	964,740	57,450
Pharmaceuticals 2.8%
Roche Holding AG	171,607	52,889
Road & Rail 1.5%
CSX Corp.	402,053	28,763
Semiconductors & Semiconductor Equipment 3.9%
Texas Instruments, Inc.	598,147	71,903
Software 6.1%
Intuit, Inc.	141,291	36,579
Microsoft Corp.	511,572	77,442
		114,021
Specialty Chemicals 2.1%
Novozymes A/S B Shares	803,634	38,392
Specialty Retail 3.7%
Advance Auto Parts, Inc.	438,162	68,827
Textiles, Apparel & Luxury Goods 1.2%
Gildan Activewear, Inc.	774,520	22,546
Trading Companies & Distributors 4.7%
United Rentals, Inc. *	294,790	45,118
W.W. Grainger, Inc.	131,533	41,689
		86,807
Total Common Stocks (Cost $1,226,304)		1,830,885
Short-Term Investments 1.7%
	Principal Amount
Certificates of Deposit 0.0%(a)
Carver Federal Savings Bank, 0.25%, due 12/23/2019	$100,000	100
Self Help Credit Union, 0.25%, due 2/16/2020	250,000	250
Self Help Federal Credit Union, 0.25%, due 12/19/2019	250,000	250
		600
Investment Companies 1.7%
State Street Institutional Treasury Money Market Fund Premier Class, 1.58% (b)	30,592,825	30,593
Total Short-Term Investments (Cost $31,193)		31,193
Total Investments 99.9% (Cost $1,257,497)		1,862,078
Other Assets Less Liabilities 0.1%		2,007
Net Assets 100.0%		$1,864,085

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of November 30, 2019.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2019:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,830,885	$—	$—	$1,830,885
Short-Term Investments	—	31,193	—	31,193
Total Investments	$1,830,885	$31,193	$—	$1,862,078

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

November 30, 2019

Notes to Schedule of Investments Equity Funds (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman Integrated Large Cap Fund (Formerly, Neuberger Berman Global Equity Fund), Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Sustainable Equity Fund (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, preferred stocks, preferred units, warrants, exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.